TCW GALILEO FUNDS
OCTOBER 31, 2000


                          ANNUAL REPORT
                        U.S. FIXED INCOME




              MONEY MARKET



                   CORE FIXED INCOME



                        HIGH YIELD BOND



                              MORTGAGE-BACKED SECURITIES



                                   TOTAL RETURN MORTGAGE-BACKED SECURITIES




                                   [LOGO] TCW-TM- GALILEO FUNDS INC.
                                          --------------------------
                                          THE POWER OF INDEPENDENT THINKING-TM-

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
TABLE OF CONTENTS                                               OCTOBER 31, 2000

Letter To Shareholders............................   1

Management Discussions............................   2

Schedules of Investments:

  TCW Galileo Money Market Fund...................  11

  TCW Galileo Core Fixed Income Fund..............  13

  TCW Galileo High Yield Bond Fund................  20

  TCW Galileo Mortgage-Backed Securities Fund.....  27

  TCW Galileo Total Return Mortgage-Backed
    Securities Fund...............................  30

Statements of Assets and Liabilities..............  33

Statements of Operations..........................  34

Statements of Changes in Net Assets...............  35

Notes to Financial Statements.....................  38

Financial Highlights..............................  49

Independent Auditors' Report......................  57

[TCW LOGO]

                                                                          [ICON]

--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

We are pleased to submit the October 31, 2000 annual reports for the TCW
 Galileo Funds. On the following pages we have provided a discussion and analysis of each Fund's investment performance as well as a graphical analysis of each Fund's performance since inception.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Fund's long-term investment performance record is among the best in the industry. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees, no front end loads, and no deferred sales charges.

Please call our Shareholder Services Department at (800) FUND-TCW (386-3829) if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board
December 5, 2000

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The TCW Galileo Core Fixed Income Fund (the "Fund") returned 3.97% for the fiscal year ended October 31, 2000 for its Institutional ("I") Class shares versus 7.30% for the Lehman Brothers Aggregate Bond Index. For the Advisory ("N") Class shares the return was 3.71%. The performance of the Fund's two classes varies because of differing expenses.

The bond market rallied in July and August as evidence of moderating economic growth and benign inflation reports bolstered investor optimism that the Federal Reserve would not need to increase short term interest rates any further. Bond-friendly news emerged from a declining manufacturing sector, productivity gains, an uptick in unemployment, and PPI, CPI and retail sales coming in below expectations. By August 24, the 30-year benchmark U.S. Treasury bond yield fell to 5.66%, its low for the year. Rising oil prices and a heavy new-issue calendar in the corporate sector soon caused yields in the intermediate-to-long end of the curve to move higher from that point. By mid-September, the yield on the 30-year Treasury rose to 5.95%, resulting in its worst period of performance all year. However, declines in the stock market along with a retreat in crude oil prices in the final trading sessions of September, boosted treasury returns and brought yields on 10 and 30-year benchmark Treasuries back down to 5.80% and 5.88%, respectively, by quarter end.

Changes in market expectations caused the yield curve to become less inverted in the third quarter. The yield on the 10-year benchmark U.S. Treasury fell below the yield on the 30-year for the first time since mid-January. With further rate hikes by the Fed considered unlikely, investors sold long Treasuries and reinvested in higher-yielding securities at the short end of the curve, and in the corporate sector. Long treasuries also fell out of favor amid a growing consensus that the next administration will be less committed to eliminating Treasury debt than the Clinton administration. Mortgage spreads to treasuries tightened, allowing substantial performance gains for the mortgage sector relative to other fixed-income sectors. Diminishing concern over a reduction in the supply of outstanding Treasury debt caused spreads on GNMAs to cheapen relative to FNMA and FHLMC, as the "full faith and credit" guarantee lost importance in the marketplace. Discounts outperformed premiums for much of the quarter and the ARM sector improved. The CMO market continued to languish, with the issuance of agency CMOs down about 50% from last year due to the inverted yield curve.

Although a "soft landing" scenario for the U.S. economy appears to be the consensus view, high energy prices continue to pose a threat. For several reasons, Fed policy is likely to remain on hold until February 2001. Fed Fund futures actually place a greater probability on the Fed easing, rather than tightening, in the next year. However, at the last policy meeting, the Fed retained its risk bias, noting that the risks of higher inflation near term outweigh the odds of a hard landing. On a dovish note the directive pointed out that growth "has moderated", compared to the previous directive which stated that growth "is moderating". Inflation is not a new concern for the Fed and thus far, wage pressures have been easily offset by increased productivity growth. The Fed will continue to monitor expectations of rising inflation, and whether resulting wage pressures begin to overtake productivity gains.

The "3 E's" -- Energy, the Euro and Earnings -- continue to impact the equity market, and, to a lesser extent, the fixed income market. Oil prices have declined due to a release from the Strategic Petroleum Reserve. However, the outlook remains very precarious due to recent turmoil in the middle East. Any disruption in oil will adversely impact Europe far more than the US, further strengthening the dollar VIS-A-VIS the yen and the Euro. Government intervention has arrested the decline of the Euro thus far, but history has taught us that intervention rarely provides more than a short term solution. Lastly, the markets have become increasingly skittish about earning prospects, severely punishing any company (not just unprofitable dot.coms) that

                                                                          [ICON]

--------------------------------------------------------------------------------

fail to meet its targets. Intel, the second largest company in the world, lost half its market capitalization or $250 billion almost overnight as the result of an earnings warning. With the Fed well aware of these potential risks, the possibility of a Fed rate hike seems remote.

Spread product on high-grade investments profited during the quarter, earning their incremental yields. However, high yield spreads continued to widen, and returns in the sector have been negative year-to-date, with nearly 800 basis points of underperformance versus the Lehman Aggregate Index. Mortgage spreads tightened modestly over the quarter. FNMA 7.0's started the quarter at 163 basis points over the 10 year, and ended at 159 basis points over; which is still wide by historical standards. At this stage the outlook for mortgages is compelling. This asset class has far less exposure to economic slowdowns than the credit sectors, due to U.S. Government/ Agency guarantees. Other variables that affect mortgages on both a fundamental and technical basis are also positive. Supply is decreasing due to a slowing housing market and an increase in consumer preference for adjustable as opposed to fixed rate mortgage loans. Interest rate volatility, which is down because the Fed is on hold for the time being, should also help mortgage spreads tighten. Finally, prepayments are relatively modest now, and the mortgage index is trading at a discount to par (97.96), which means that on balance prepayments increase, rather than decrease returns.

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                  TCW GALILEO CORE FIXED INCOME FUND - I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  5-YEAR  10-YEAR  SINCE INCEPTION
3.97%                                4.50%   5.23%    6.80%            6.67%

                    LEHMAN BROTHERS
          FUND    AGGREGATE BOND INDEX
Jan 90  $246,935              $247,029
Feb 90  $247,263              $247,829
Mar 90  $248,079              $248,011
Apr 90  $246,298              $245,739
May 90  $252,635              $253,015
Jun 90  $256,013              $257,075
Jul 90  $260,053              $260,631
Aug 90  $256,854              $257,150
Sep 90  $258,403              $259,277
Oct 90  $260,677              $262,569
Nov 90  $265,646              $268,221
Dec 90  $269,561              $272,401
Jan 91  $272,664              $275,768
Feb 91  $274,439              $278,122
Mar 91  $276,116              $280,035
Apr 91  $278,924              $283,069
May 91  $280,637              $284,724
Jun 91  $280,258              $284,580
Jul 91  $284,083              $288,526
Aug 91  $290,245              $294,770
Sep 91  $296,688              $300,743
Oct 91  $299,077              $304,091
Nov 91  $301,789              $306,879
Dec 91  $312,953              $315,993
Jan 92  $306,834              $311,696
Feb 92  $308,421              $313,722
Mar 92  $306,638              $311,954
Apr 92  $307,791              $314,207
May 92  $314,150              $320,136
Jun 92  $319,258              $324,542
Jul 92  $327,070              $331,163
Aug 92  $329,589              $334,518
Sep 92  $332,426              $338,483
Oct 92  $328,062              $333,996
Nov 92  $328,632              $334,071
Dec 92  $333,598              $339,383
Jan 93  $340,000              $345,891
Feb 93  $346,456              $351,946
Mar 93  $349,065              $353,413
Apr 93  $350,629              $355,874
May 93  $348,708              $356,327
Jun 93  $356,522              $362,785
Jul 93  $358,815              $364,837
Aug 93  $367,494              $371,231
Sep 93  $369,097              $372,251
Oct 93  $370,259              $373,642
Nov 93  $366,401              $370,464
Dec 93  $369,116              $372,471
Jan 94  $372,885              $377,500
Feb 94  $363,749              $370,942
Mar 94  $352,346              $361,797
Apr 94  $345,175              $358,908
May 94  $343,588              $358,857
Jun 94  $343,117              $358,064
Jul 94  $349,811              $365,177
Aug 94  $349,906              $365,630
Sep 94  $343,527              $360,248
Oct 94  $342,379              $359,927
Nov 94  $340,849              $359,128
Dec 94  $340,590              $361,608
Jan 95  $346,053              $368,764
Feb 95  $353,500              $377,532
Mar 95  $355,073              $379,848
Apr 95  $359,029              $385,154
May 95  $374,320              $400,058
Jun 95  $376,113              $402,991
Jul 95  $373,514              $402,091
Aug 95  $380,543              $406,944
Sep 95  $384,372              $410,903
Oct 95  $390,037              $416,247
Nov 95  $395,720              $422,484
Dec 95  $402,162              $428,413
Jan 96  $403,188              $431,258
Feb 96  $393,923              $423,762
Mar 96  $389,991              $420,816
Apr 96  $387,706              $418,450
May 96  $386,663              $417,600
Jun 96  $390,232              $423,208
Jul 96  $391,707              $424,366
Aug 96  $391,072              $423,655
Sep 96  $397,251              $431,038
Oct 96  $406,670              $440,586
Nov 96  $413,124              $448,133
Dec 96  $410,311              $443,966
Jan 97  $411,615              $445,342
Feb 97  $412,710              $446,456
Mar 97  $407,655              $441,500
Apr 97  $413,174              $448,122
May 97  $417,500              $452,380
Jun 97  $422,406              $457,763
Jul 97  $433,616              $470,122
Aug 97  $428,773              $466,126
Sep 97  $435,346              $472,978
Oct 97  $441,049              $479,837
Nov 97  $442,196              $482,044
Dec 97  $446,861              $486,913
Jan 98  $452,420              $493,145
Feb 98  $451,954              $492,751
Mar 98  $452,889              $494,426
Apr 98  $455,711              $496,997
May 98  $459,967              $501,718
Jun 98  $464,006              $505,983
Jul 98  $464,720              $507,046
Aug 98  $472,635              $515,310
Sep 98  $485,400              $527,369
Oct 98  $480,823              $524,574
Nov 98  $483,862              $527,564
Dec 98  $487,278              $529,146
Jan 99  $489,729              $532,903
Feb 99  $481,360              $523,577
Mar 99  $485,807              $526,457
Apr 99  $487,046              $528,142
May 99  $482,312              $523,547
Jun 99  $480,561              $521,872
Jul 99  $480,561              $519,628
Aug 99  $479,547              $519,368
Sep 99  $484,122              $525,392
Oct 99  $484,122              $527,336
Nov 99  $485,148              $527,284
Dec 99  $483,082              $524,753
Jan 00  $482,304              $523,021
Feb 00  $485,695              $529,350
Mar 00  $490,153              $536,337
Apr 00  $484,619              $534,782
May 00  $482,763              $534,514
Jun 00  $493,143              $545,632
Jul 00  $494,479              $550,597
Aug 00  $501,733              $558,581
Sep 00  $503,083              $562,100
Oct 00  $503,354              $565,810

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 1/1/90

                  TCW GALILEO CORE FIXED INCOME FUND - N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
            1-YEAR               SINCE INCEPTION
3.71%                                      2.31%

                  LEHMAN BROTHERS
         FUND   AGGREGATE BOND INDEX
Mar 99  $2,021                $2,011
Apr 99  $2,021                $2,017
May 99  $1,996                $2,000
Jun 99  $1,989                $1,993
Jul 99  $1,989                $1,985
Aug 99  $1,985                $1,984
Sep 99  $2,003                $2,007
Oct 99  $2,003                $2,014
Nov 99  $2,008                $2,014
Dec 99  $1,999                $2,004
Jan 00  $1,994                $1,998
Feb 00  $2,008                $2,022
Mar 00  $2,026                $2,049
Apr 00  $2,001                $2,043
May 00  $1,993                $2,042
Jun 00  $2,038                $2,084
Jul 00  $2,044                $2,103
Aug 00  $2,073                $2,134
Sep 00  $2,079                $2,147
Oct 00  $2,078                $2,161

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO HIGH YIELD BOND FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The TCW Galileo High Yield Bond Fund (the "Fund") returned a negative 1.77% for the fiscal year ended October 31, 2000 for its Institutional ("I") Class shares. The Galileo High Yield Bond Fund lagged its benchmark, the Salomon Brothers High Yield Cash Pay Index, which returned negative 0.67% during this period. The Fund's performance did, however, compare favorably to the Lipper High Yield Mutual Fund Average which returned a negative 2.77%. For the Advisory ("N") Class shares, the performance for the same period was a negative 1.86%. The performance of the Fund's two classes varies because of differing expenses.

Over the last several months, the high yield market has been beset by numerous challenges: poor technical conditions which have exacerbated already limited market liquidity, rising default rates, as well as a series of Federal Reserve Board interest rate hikes. More recently, a slowing economy and weaker equity markets have exacerbated the difficult market environment. The Fund has continued to emphasize higher quality names and the portfolio remains widely diversified consisting of 161 separate issuers within 24 separate industry groups. During the year, the Fund benefited from strong performance in the energy, healthcare and gaming sectors. Unfortunately, the strong performance in these areas was offset by negative credit developments within the telecommunications, leisure and automotive sectors.

The Fund seeks to preserve principal while simultaneously generating a high level of current income by investing in a well-diversified, upper-tier portfolio of high yield bonds. The Fund emphasizes investments in below investment grade companies that have good prospects for improved operating results and debt ratings.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                   TCW GALILEO HIGH YIELD BOND FUND - I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  5-YEAR  10-YEAR  SINCE INCEPTION
(1.77)%                              1.30%   5.29%   10.25%            8.65%

                  SALOMON BROTHERS HIGH YIELD
          FUND          CASH PAY INDEX
Feb 89  $251,708                     $251,075
Mar 89  $250,796                     $251,100
Apr 89  $251,611                     $252,833
May 89  $256,108                     $257,131
Jun 89  $260,948                     $260,859
Jul 89  $262,613                     $262,033
Aug 89  $264,462                     $261,011
Sep 89  $262,185                     $256,783
Oct 89  $259,214                     $250,980
Nov 89  $259,971                     $251,908
Dec 89  $260,470                     $252,462
Jan 90  $257,764                     $244,813
Feb 90  $255,076                     $242,120
Mar 90  $258,307                     $244,686
Apr 90  $261,275                     $243,438
May 90  $266,626                     $249,841
Jun 90  $271,500                     $254,488
Jul 90  $276,265                     $258,890
Aug 90  $269,179                     $248,871
Sep 90  $257,063                     $236,104
Oct 90  $249,698                     $227,746
Nov 90  $254,005                     $232,347
Dec 90  $256,525                     $234,693
Jan 91  $260,645                     $238,073
Feb 91  $276,205                     $254,262
Mar 91  $287,154                     $266,848
Apr 91  $297,914                     $276,828
May 91  $300,253                     $278,572
Jun 91  $306,534                     $284,311
Jul 91  $313,038                     $291,703
Aug 91  $317,365                     $298,178
Sep 91  $321,741                     $300,176
Oct 91  $330,425                     $308,371
Nov 91  $333,891                     $311,239
Dec 91  $335,981                     $315,036
Jan 92  $348,023                     $324,109
Feb 92  $352,558                     $333,670
Mar 92  $356,929                     $338,408
Apr 92  $357,672                     $341,319
May 92  $362,507                     $347,974
Jun 92  $365,219                     $352,463
Jul 92  $371,705                     $358,843
Aug 92  $375,898                     $363,723
Sep 92  $380,352                     $367,360
Oct 92  $375,104                     $363,099
Nov 92  $382,910                     $368,437
Dec 92  $388,079                     $372,858
Jan 93  $397,765                     $381,695
Feb 93  $405,673                     $389,176
Mar 93  $410,902                     $395,480
Apr 93  $413,055                     $398,486
May 93  $418,260                     $403,866
Jun 93  $425,596                     $412,993
Jul 93  $428,290                     $417,082
Aug 93  $429,609                     $421,836
Sep 93  $430,163                     $423,018
Oct 93  $438,960                     $430,928
Nov 93  $442,200                     $432,910
Dec 93  $448,156                     $437,586
Jan 94  $457,397                     $446,731
Feb 94  $456,560                     $444,676
Mar 94  $438,969                     $428,668
Apr 94  $434,781                     $424,295
May 94  $438,111                     $425,059
Jun 94  $440,565                     $425,782
Jul 94  $440,979                     $430,380
Aug 94  $443,898                     $433,178
Sep 94  $445,856                     $432,441
Oct 94  $446,632                     $432,917
Nov 94  $443,407                     $429,021
Dec 94  $446,613                     $433,997
Jan 95  $452,883                     $440,594
Feb 95  $466,121                     $454,781
Mar 95  $469,015                     $459,511
Apr 95  $478,480                     $469,712
May 95  $488,012                     $483,663
Jun 95  $489,529                     $487,242
Jul 95  $498,052                     $492,650
Aug 95  $500,104                     $496,049
Sep 95  $506,310                     $501,754
Oct 95  $512,047                     $505,517
Nov 95  $513,096                     $509,966
Dec 95  $517,868                     $517,462
Jan 96  $527,490                     $524,862
Feb 96  $529,917                     $527,591
Mar 96  $526,117                     $525,428
Apr 96  $530,494                     $525,113
May 96  $533,799                     $528,158
Jun 96  $536,575                     $532,648
Jul 96  $541,748                     $536,696
Aug 96  $549,208                     $541,204
Sep 96  $560,131                     $552,786
Oct 96  $562,842                     $558,922
Nov 96  $571,341                     $569,318
Dec 96  $579,786                     $573,588
Jan 97  $584,760                     $578,004
Feb 97  $594,929                     $587,195
Mar 97  $587,951                     $582,497
Apr 97  $592,290                     $587,390
May 97  $607,050                     $598,550
Jun 97  $612,210                     $608,127
Jul 97  $625,495                     $621,506
Aug 97  $625,932                     $622,314
Sep 97  $636,323                     $632,022
Oct 97  $637,405                     $637,394
Nov 97  $643,524                     $642,366
Dec 97  $650,989                     $648,854
Jan 98  $662,511                     $658,840
Feb 98  $666,287                     $664,110
Mar 98  $670,745                     $670,519
Apr 98  $671,912                     $674,415
May 98  $673,592                     $678,535
Jun 98  $677,310                     $681,548
Jul 98  $680,019                     $685,937
Aug 98  $651,934                     $648,252
Sep 98  $658,128                     $653,438
Oct 98  $644,899                     $645,688
Nov 98  $666,452                     $673,905
Dec 98  $665,746                     $673,419
Jan 99  $676,584                     $682,073
Feb 99  $676,049                     $676,009
Mar 99  $685,588                     $680,207
Apr 99  $694,467                     $691,737
May 99  $683,710                     $682,903
Jun 99  $684,626                     $680,820
Jul 99  $685,735                     $682,141
Aug 99  $677,917                     $674,017
Sep 99  $673,416                     $669,103
Oct 99  $674,547                     $663,697
Nov 99  $685,596                     $673,984
Dec 99  $694,434                     $679,039
Jan 00  $686,295                     $672,656
Feb 00  $692,938                     $672,656
Mar 00  $675,199                     $659,876
Apr 00  $679,574                     $663,043
May 00  $672,752                     $655,087
Jun 00  $683,684                     $668,123
Jul 00  $688,176                     $676,274
Aug 00  $690,233                     $683,240
Sep 00  $681,502                     $677,295
Oct 00  $662,617                     $659,157

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 2/1/89

                   TCW GALILEO HIGH YIELD BOND FUND - N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
            1-YEAR               SINCE INCEPTION
(1.86)%                                  (1.33)%

                    SALOMON BROTHERS
         FUND   HIGH YIELD CASH PAY INDEX
Mar 99  $2,028                     $2,012
Apr 99  $2,054                     $2,047
May 99  $2,024                     $2,020
Jun 99  $2,025                     $2,014
Jul 99  $2,028                     $2,018
Aug 99  $2,005                     $1,994
Sep 99  $1,992                     $1,980
Oct 99  $1,993                     $1,964
Nov 99  $2,025                     $1,994
Dec 99  $2,051                     $2,009
Jan 00  $2,030                     $1,990
Feb 00  $2,047                     $1,990
Mar 00  $1,995                     $1,953
Apr 00  $2,010                     $1,962
May 00  $1,990                     $1,938
Jun 00  $2,022                     $1,977
Jul 00  $2,035                     $2,001
Aug 00  $2,039                     $2,022
Sep 00  $2,014                     $2,004
Oct 00  $1,956                     $1,950

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The TCW Galileo Mortgage-Backed Securities Fund (the "Fund") earned a return of 6.21% for the fiscal year ended October 31, 2000, slightly below the 5.79% return of the Salomon Brothers 1-Year Treasury Index. Over the past 12 months, the fed funds rate reached its highest level in a decade while 3 and 6 month Treasury bills posted yield increases of over 100 basis points. In contrast, yields on longer maturities declined. The 10-year fell 27 basis points to 5.75% and the 30-year fell 38 basis points to 5.79%. Short term yields rose on news of economic strength, which led many investors to anticipate further rate hikes by the Fed. Intermediate and long term yields fell on speculation of a supply shortage due to the budget surplus. These opposing trends caused the yield curve to become inverted in mid-January, and the yield on the 10-year remained above the yield on the 30-year until September.

Evidence of moderating economic growth and benign inflation reports fueled a bond market rally during the summer. In late August, the 30-year benchmark U.S. Treasury bond fell to 5.66%, its low for the year. Rising oil prices and a heavy new issue calendar in the corporate sector soon caused yields in the intermediate-to-long end of the curve to move higher. By the middle of September, the yield on the 30-year Treasury rose to 5.95%, resulting in its worst period of performance all year. However, declines in the stock market and tensions in the Middle East led investors back to the relative safety of the U.S. Treasury market, causing yields to decrease once again. Mortgage spreads to treasuries widened to historic levels in the second quarter of 2000 as the government debated its support of FHLMC and FNMA. This debate led to unusual performance differntials between GNMA, FHLMC and FNMA securities. FNMA and FHLMC recently volunteered to improve their risk profiles, a move which is expected to promote tightening in both agency and mortgage spreads. Mortgage spreads have already tightened over 30 basis points this year.

Although a "soft landing" scenario for the U.S. economy appears to be the consensus view, high energy prices continue to pose a threat. For several reasons, Fed policy is likely to remain on hold until February 2001. Fed Fund futures actually place a greater probability on the Fed easing, rather than tightening, in the next year. However, at the last policy meeting, the Fed retained its risk bias, noting that the risks of higher inflation near term outweigh the odds of a hard landing. On a dovish note the directive pointed out that growth "has moderated", compared to the previous directive which stated that growth "is moderating". Inflation is not a new concern for the Fed and thus far, wage pressures have been easily offset by increased productivity growth. The Fed will continue to monitor expectations of rising inflation, and whether resulting wage pressures begin to overtake productivity gains. The "3 E's" -- Energy, the Euro and Earnings -- continue to impact the equity market, and, to a lesser extent, the fixed income market. Any disruption in oil will adversely impact Europe far more than the US, further strengthening the dollar VIS-A-VIS the yen and the Euro. Government intervention has arrested the decline of the Euro thus far, but history has taught us that intervention rarely provides more than a short term solution. Lastly, the markets have become increasingly skittish about earning prospects, severely punishing any company (not just unprofitable dot.coms) that fail to meet its targets. With the Fed well aware of these potential risks, the possibility of a Fed rate hike seems remote.

At this stage the outlook for mortgages is compelling. This asset class has far less exposure to economic slowdowns than the credit sectors, due to U.S. Government/Agency guarantees. Other variables that affect mortgages on both a fundamental and technical basis are also positive. Supply is decreasing due to a slowing housing market and an increase in consumer preference for adjustable as opposed to fixed rate mortgage loans. Interest rate volatility, which is down because the Fed is on hold for the time being, should also help mortgage spreads tighten. Finally, prepayments are relatively modest now, and the mortgage index is trading at a discount to par (98.11), which means that on balance prepayments increase, rather than decrease returns.

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

We anticipate that more money will flow into MBS this quarter as managers attempt to minimize credit risk and shun the low Treasury yields now in force. This will promote further tightening and boost performance.

                  TCW GALILEO MORTGAGE-BACKED SECURITIES FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
              1-YEAR                3-YEAR  5-YEAR  10-YEAR  SINCE INCEPTION
6.21%                                5.43%   6.17%    6.38%            6.59%

                    SALOMON BROTHERS
          FUND    1-YEAR TREASURY INDEX
Feb 90  $251,500               $251,509
Mar 90  $253,512               $252,793
Apr 90  $255,794               $254,077
May 90  $257,584               $256,626
Jun 90  $259,902               $258,781
Jul 90  $261,722               $261,237
Aug 90  $263,554               $262,717
Sep 90  $265,399               $264,536
Oct 90  $267,522               $266,944
Nov 90  $269,930               $268,697
Dec 90  $272,359               $271,386
Jan 91  $274,810               $273,645
Feb 91  $277,009               $275,219
Mar 91  $279,225               $277,206
Apr 91  $281,179               $279,221
May 91  $283,148               $280,458
Jun 91  $285,413               $281,611
Jul 91  $287,981               $283,485
Aug 91  $290,861               $286,044
Sep 91  $294,061               $288,030
Oct 91  $297,001               $290,252
Nov 91  $299,080               $292,529
Dec 91  $302,669               $295,134
Jan 92  $304,183               $295,893
Feb 92  $306,312               $296,699
Mar 92  $307,537               $297,355
Apr 92  $309,075               $299,117
May 92  $310,929               $300,570
Jun 92  $313,417               $302,069
Jul 92  $314,984               $304,281
Aug 92  $316,874               $305,809
Sep 92  $318,775               $307,777
Oct 92  $319,094               $307,467
Nov 92  $320,689               $307,645
Dec 92  $322,613               $309,360
Jan 93  $324,001               $310,991
Feb 93  $324,713               $312,078
Mar 93  $327,311               $313,044
Apr 93  $329,589               $314,149
May 93  $329,589               $314,149
Jun 93  $331,814               $315,602
Jul 93  $330,573               $316,445
Aug 93  $332,983               $317,879
Sep 93  $334,821               $318,798
Oct 93  $335,661               $319,501
Nov 93  $335,493               $320,091
Dec 93  $337,355               $321,206
Jan 94  $338,212               $322,518
Feb 94  $338,040               $322,190
Mar 94  $336,830               $322,181
Apr 94  $333,189               $321,909
May 94  $332,665               $322,537
Jun 94  $332,842               $323,662
Jul 94  $335,834               $325,695
Aug 94  $336,452               $326,792
Sep 94  $334,235               $327,326
Oct 94  $335,304               $328,657
Nov 94  $333,698               $328,469
Dec 94  $335,867               $329,650
Jan 95  $340,042               $332,958
Feb 95  $343,507               $335,882
Mar 95  $347,172               $337,860
Apr 95  $350,127               $340,184
May 95  $355,337               $343,221
Jun 95  $358,709               $345,217
Jul 95  $360,976               $346,913
Aug 95  $363,253               $348,600
Sep 95  $366,686               $350,137
Oct 95  $369,370               $352,096
Nov 95  $371,683               $354,223
Dec 95  $374,749               $356,313
Jan 96  $377,286               $358,609
Feb 96  $379,052               $359,031
Mar 96  $380,435               $360,165
Apr 96  $382,223               $361,402
May 96  $384,620               $362,882
Jun 96  $386,605               $364,888
Jul 96  $389,017               $366,294
Aug 96  $390,635               $368,065
Sep 96  $393,479               $370,539
Oct 96  $397,158               $373,351
Nov 96  $398,802               $375,262
Dec 96  $400,872               $376,537
Jan 97  $402,949               $378,420
Feb 97  $405,036               $379,782
Mar 97  $406,296               $380,807
Apr 97  $409,245               $383,130
May 97  $412,634               $385,544
Jun 97  $414,763               $387,819
Jul 97  $419,043               $390,611
Aug 97  $419,475               $391,978
Sep 97  $422,072               $394,095
Oct 97  $423,810               $396,302
Nov 97  $425,557               $397,649
Dec 97  $428,191               $399,518
Jan 98  $429,407               $402,155
Feb 98  $430,184               $403,241
Mar 98  $432,748               $405,257
Apr 98  $434,877               $407,121
May 98  $436,116               $408,913
Jun 98  $438,267               $410,875
Jul 98  $438,836               $412,889
Aug 98  $441,575               $416,192
Sep 98  $444,326               $419,480
Oct 98  $443,864               $421,703
Nov 98  $443,864               $421,758
Dec 98  $445,719               $423,078
Jan 99  $448,982               $424,707
Feb 99  $450,387               $425,174
Mar 99  $454,143               $427,806
Apr 99  $455,083               $429,371
May 99  $457,450               $430,569
Jun 99  $458,639               $432,610
Jul 99  $460,547               $434,514
Aug 99  $462,588               $435,796
Sep 99  $465,604               $438,036
Oct 99  $467,667               $439,188
Nov 99  $469,252               $440,066
Dec 99  $470,721               $441,034
Jan 00  $471,582               $442,137
Feb 00  $474,921               $444,347
Mar 00  $477,780               $446,391
Apr 00  $480,155               $448,980
May 00  $481,033               $450,642
Jun 00  $484,439               $454,157
Jul 00  $487,355               $456,836
Aug 00  $491,308               $459,623
Sep 00  $494,256               $462,335
Oct 00  $496,702               $464,582

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 2/1/90

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

The TCW Galileo Total Return Mortgage-Backed Securities Fund (the "Fund") earned a return of 8.32% for the fiscal year ended October 31, 2000 on its Institutional ("I") Class shares. The Fund exceeded the 7.57% return of the Lehman Mortgage Index by 75 basis points. Over the 12-month period ending October 31, 2000, 3 and 6 month Treasury bills posted yield increases of over 100 basis points, while the 10-year declined 27 basis points to 5.75% and the 30-year fell 38 basis points to 5.79%. Short term yields rose on news of economic strength, which led many investors to anticipate further rate hikes by the Fed. Intermediate and long yields fell on speculation of a supply shortage due to the budget surplus. These opposing trends inverted the yield curve in mid-January, and the yield on the 10--year remained above the yield on the 30-year until September. For the Advisory ("N") Class shares the return was 8.09%. The performance of the Fund's two classes varies because of differing expenses.

Evidence of moderating economic growth and benign inflation reports fueled a bond market rally during the summer. In late August, the 30-year benchmark U.S. Treasury bond fell to 5.66%, its low for the year. Rising oil prices and a heavy new issue calendar in the corporate sector soon caused yields in the intermediate-to-long end of the curve to move higher. By the middle of September, the yield on the 30-year Treasury rose to 5.95%, resulting in its worst period of performance all year. However, declines in the stock market and tensions in the Middle East led investors back to the relative safety of the U.S. Treasury market, causing yields to decrease once again. Mortgage spreads to treasuries widened to historic levels in the second quarter of 2000 as the government debated its support of FHLMC and FNMA. This debate led to unusual performance differntials between GNMA, FHLMC and FNMA securities. FNMA and FHLMC recently volunteered to improve their risk profiles, a move which is expected to promote tightening in both agency and mortgage spreads. Mortgage spreads have already tightened over 30 basis points this year.

Although a "soft landing" scenario for the U.S. economy appears to be the consensus view, high energy prices continue to pose a threat. For several reasons, Fed policy is likely to remain on hold until February 2001. Fed Fund futures actually place a greater probability on the Fed easing, rather than tightening, in the next year. However, at the last policy meeting, the Fed retained its risk bias, noting that the risks of higher inflation near term outweigh the odds of a hard landing. On a dovish note the directive pointed out that growth "has moderated", compared to the previous directive which stated that growth "is moderating". Inflation is not a new concern for the Fed and thus far, wage pressures have been easily offset by increased productivity growth. The Fed will continue to monitor expectations of rising inflation, and whether resulting wage pressures begin to overtake productivity gains. The "3 E's" - Energy, the Euro and Earnings-continue to impact the equity market, and, to a lesser extent, the fixed income market. Any disruption in oil will adversely impact Europe far more than the US, further strengthening the dollar VISA-A-VISA the yen and the Euro. Government intervention has arrested the decline of the Euro thus far, but history has taught us that intervention rarely provides more than a short term solution. Lastly, the markets have become increasingly skittish about earning prospects, severely punishing any company (not just unprofitable dot.coms) that fail to meet its targets. With the Fed well aware of these potential risks, the possibility of a Fed rate hike seems remote.

At this stage the outlook for mortgages is compelling. This asset class has far less exposure to economic slowdowns than the credit sectors, due to U.S. Government/Agency guarantees. Other variables that affect mortgages on both a fundamental and technical basis are also positive. Supply is decreasing due to a slowing housing market and an increase in consumer preference for adjustable as opposed to fixed rate mortgage loans. Interest rate volatility, which is down because the Fed is on hold for the time being, should also help mortgage spreads tighten. Finally, prepayments are relatively modest now, and the mortgage index is trading at a discount to par (98.11), which means that on balance prepayments increase, rather than decrease returns. We anticipate that more money will flow into MBS this quarter as managers attempt to minimize credit risk and shun the low Treasury yields now in force. This will promote further tightening and boost performance.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

       TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND - I CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
            1-YEAR               3-YEAR  5-YEAR  SINCE INCEPTION
8.32%                             5.50%   7.14%            6.56%

                  LEHMAN BROTHERS MORTGAGE-
          FUND     BACKED SECURITIES INDEX
Jun 93  $250,000                   $250,900
Jul 93  $250,250                   $251,902
Aug 93  $253,511                   $253,088
Sep 93  $256,155                   $253,307
Oct 93  $257,295                   $254,040
Nov 93  $257,169                   $253,543
Dec 93  $258,768                   $255,597
Jan 94  $260,823                   $258,130
Feb 94  $261,470                   $256,329
Mar 94  $254,329                   $249,654
Apr 94  $243,754                   $247,815
May 94  $244,410                   $248,796
Jun 94  $242,164                   $248,257
Jul 94  $246,283                   $253,227
Aug 94  $247,753                   $254,027
Sep 94  $243,313                   $250,412
Oct 94  $242,231                   $250,269
Nov 94  $239,518                   $249,486
Dec 94  $242,765                   $251,477
Jan 95  $245,963                   $256,859
Feb 95  $253,378                   $263,416
Mar 95  $255,350                   $264,658
Apr 95  $259,034                   $268,420
May 95  $270,730                   $276,883
Jun 95  $272,739                   $278,457
Jul 95  $271,293                   $278,937
Aug 95  $273,911                   $281,824
Sep 95  $278,009                   $284,303
Oct 95  $283,016                   $286,832
Nov 95  $288,048                   $290,111
Dec 95  $293,267                   $293,734
Jan 96  $295,215                   $295,948
Feb 96  $289,039                   $293,490
Mar 96  $287,221                   $292,430
Apr 96  $285,391                   $291,605
May 96  $286,313                   $290,755
Jun 96  $290,945                   $294,757
Jul 96  $291,257                   $295,839
Aug 96  $290,945                   $295,834
Sep 96  $297,244                   $300,788
Oct 96  $304,770                   $306,688
Nov 96  $311,304                   $311,078
Dec 96  $308,179                   $309,449
Jan 97  $308,583                   $311,739
Feb 97  $308,987                   $312,768
Mar 97  $306,459                   $309,828
Apr 97  $311,130                   $314,754
May 97  $313,930                   $317,839
Jun 97  $319,069                   $321,557
Jul 97  $331,258                   $327,603
Aug 97  $326,719                   $326,816
Sep 97  $334,005                   $330,967
Oct 97  $340,318                   $334,641
Nov 97  $341,169                   $335,745
Dec 97  $344,956                   $338,800
Jan 98  $348,474                   $342,154
Feb 98  $346,348                   $342,873
Mar 98  $348,839                   $344,313
Apr 98  $350,272                   $346,276
May 98  $354,602                   $348,561
Jun 98  $357,144                   $350,234
Jul 98  $357,680                   $352,020
Aug 98  $366,729                   $355,224
Sep 98  $371,753                   $359,522
Oct 98  $368,214                   $359,054
Nov 98  $369,157                   $360,843
Dec 98  $369,917                   $362,376
Jan 99  $371,268                   $364,956
Feb 99  $367,963                   $363,511
Mar 99  $370,900                   $365,950
Apr 99  $373,066                   $367,637
May 99  $369,693                   $365,641
Jun 99  $367,593                   $364,295
Jul 99  $366,186                   $361,825
Aug 99  $365,479                   $361,815
Sep 99  $369,243                   $367,687
Oct 99  $368,937                   $369,805
Nov 99  $369,453                   $369,990
Dec 99  $368,212                   $369,102
Jan 00  $365,296                   $365,890
Feb 00  $369,486                   $370,135
Mar 00  $376,225                   $374,169
Apr 00  $373,682                   $374,431
May 00  $372,404                   $374,618
Jun 00  $381,833                   $382,635
Jul 00  $383,987                   $385,084
Aug 00  $392,219                   $390,937
Sep 00  $396,141                   $395,003
Oct 00  $399,643                   $397,839

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 6/17/93

       TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND - N CLASS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
            1-YEAR               SINCE INCEPTION
8.09%                                      4.27%

                LEHMAN BROTHERS MORTGAGE-
         FUND    BACKED SECURITIES INDEX
Mar 99  $2,019                     $2,013
Apr 99  $2,030                     $2,023
May 99  $2,006                     $2,012
Jun 99  $1,987                     $2,004
Jul 99  $1,970                     $1,991
Aug 99  $1,966                     $1,991
Sep 99  $1,986                     $2,023
Oct 99  $1,984                     $2,035
Nov 99  $1,985                     $2,036
Dec 99  $1,978                     $2,031
Jan 00  $1,963                     $2,013
Feb 00  $1,985                     $2,036
Mar 00  $2,022                     $2,059
Apr 00  $2,007                     $2,060
May 00  $1,998                     $2,061
Jun 00  $2,051                     $2,105
Jul 00  $2,060                     $2,119
Aug 00  $2,106                     $2,151
Sep 00  $2,124                     $2,173
Oct 00  $2,144                     $2,189

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

TCW GALILEO MONEY MARKET FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                      VALUE
-----------  -----------------------                   ------------
             AGENCY SECURITIES (15.1% OF NET ASSETS)
$ 5,000,000  Federal Home Loan Mortgage Corp.,
               Variable Rate Note, 6.814%, due
               12/07/00                                $  4,999,853
  5,000,000  Student Loan Marketing Association,
               Variable Rate Note, 6.645%, due
               11/16/00                                   4,999,034
 10,000,000  Student Loan Marketing Association,
               Variable Rate Note, 6.844%, due
               10/24/01                                  10,000,000
  5,000,000  Student Loan Marketing Association,
               Variable Rate Note, 6.895%, due
               12/21/00                                   5,000,000
 10,000,000  Student Loan Marketing Association,
               Variable Rate Note, 7.065%, due
               11/09/00                                   9,999,956
                                                       ------------
             TOTAL AGENCY SECURITIES (COST:
               $34,998,843)                              34,998,843
                                                       ------------
             COMMERCIAL PAPER (70.3%)
 10,000,000  American Express Credit Corp., 6.58%,
               due 11/01/00                              10,000,000
 10,000,000  American General, 6.64%, due 11/01/00       10,000,000
 10,000,000  Barclays U.S. Funding, 6.48%, due
               11/03/00                                   9,996,400
  5,000,000  Bellsouth Telecom, Inc., 6.45%, due
               11/10/00                                   4,991,937
  9,250,000  Ciesco L.P., 6.48%, due 11/01/00             9,250,000
  2,400,000  Du Pont (E.I.) de Nemours & Co., Inc.,
               6.46%, due 11/03/00                        2,399,139
  7,480,000  Du Pont (E.I.) de Nemours & Co., Inc.,
               6.48%, due 11/07/00                        7,471,922
  2,000,000  Du Pont (E.I.) de Nemours & Co., Inc.,
               6.48%, due 11/13/00                        1,995,680
  7,500,000  General Electric Capital Corp., 6.33%,
               due 09/17/01                               7,476,519
  1,800,000  General Electric Capital Corp., 6.46%,
               due 11/03/00                               1,799,354
  7,000,000  General Motors Acceptance Corp., 6.53%,
               due 11/06/00                               6,993,651
 10,000,000  Household Finance Corp., 6.58%, due
               11/01/00                                  10,000,000
  8,500,000  Illinois Tool Works, 6.49%, due 12/05/00     8,447,900
  2,000,000  International Lease Finance Corp.,
               6.47%, due 11/13/00                        1,995,687
  6,000,000  International Lease Finance Corp.,
               6.49%, due 01/18/01                        5,915,630
  6,200,000  May Department Stores Co., 6.47%, due
               11/03/00                                   6,197,771
  5,000,000  Merrill Lynch & Co., Inc., 7.57%, due
               11/09/01                                   5,046,796
  1,800,000  Metlife Funding, Inc., 6.5%, due
               11/09/00                                   1,797,400
 11,100,000  Morgan Stanley Dean Witter & Co., 6.58%,
               due 11/01/00                              11,100,000
 10,000,000  Nestle Capital Corp., 6.46%, due
               11/02/00                                   9,998,206
  2,850,000  Northern Illinois Gas Co., 6.47%, due
               11/01/00                                   2,850,000
 11,000,000  Sara Lee Corp., 6.5%, due 11/02/00          10,998,014
 10,000,000  Schering-Plough Corp., 6.45%, due
               11/15/00                                   9,974,917
  6,624,000  Walt Disney Co., 6.47%, due 11/08/00         6,615,667
                                                       ------------
             TOTAL COMMERCIAL PAPER (COST:
               $163,312,590)                            163,312,590
                                                       ------------
             CORPORATE FIXED INCOME SECURITIES
               (21.3%)
  6,650,000  Associates Corp. of North America,
               5.85%, due 01/15/01                        6,635,895
  5,000,000  Associates Corp. of North America,
               6.75%, due 07/15/01                        4,992,453
 10,000,000  Ford Motor Credit Corp., 6.25%, due
               11/08/00                                   9,999,536
  3,900,000  International Lease Finance Corp.,
               5.875%, due 01/15/01                       3,893,359

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
11

TCW GALILEO MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             CORPORATE FIXED INCOME SECURITIES
             (CONTINUED)
$ 8,800,000  Nationsbank N.A., 5.75%, due 03/15/01     $  8,769,880
  8,000,000  Wal-Mart Stores, Inc., 8.625%, due
               04/01/01                                   8,041,091
  7,000,000  Wells Fargo & Co., 6.875%, due 05/10/01      7,002,630
                                                       ------------
             TOTAL CORPORATE FIXED INCOME SECURITIES
               (COST: $49,334,844)                       49,334,844
                                                       ------------
             TOTAL FIXED INCOME SECURITIES (COST:
               $247,646,277) (106.7%)                   247,646,277
                                                       ------------

             SHORT-TERM INVESTMENTS (COST: $46,318) (0.0%)
             ---------------------------------------------
     46,318  Investors Bank & Trust Depository Reserve,
               5.82%, due 11/01/00                                46,318
                                                            ------------
             TOTAL INVESTMENTS (COST: $247,692,595)
               (106.7%)                                      247,692,595
             LIABILITIES IN EXCESS OF OTHER ASSETS (-6.7%)   (15,517,361)
                                                            ------------
             NET ASSETS (100.0%)                            $232,175,234
                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   -----------
            CORPORATE BONDS
            AEROSPACE/DEFENSE (1.5% OF NET ASSETS)
$   75,000  BE Aerospace, Inc., 9.5%, due 11/01/08    $    74,250
   500,000  Honeywell International, Inc., 7.5%, due
              03/01/10                                    507,700
   500,000  Lockheed Martin Corp., 7.95%, due
              12/01/05                                    513,735
                                                      -----------
            TOTAL AEROSPACE/DEFENSE                     1,095,685
                                                      -----------
            AUTOMOTIVE (0.1%)
    70,000  Hayes Lemmerz International, Inc.,
              8.25%, due 12/15/08                          51,800
                                                      -----------
            BANKING & FINANCIAL SERVICES (4.3%)
   400,000  Abbey National PLC, 6.69%, due 10/17/05       392,500
   500,000  Associates Corp. of North America,
              5.75%, due 11/01/03                         483,730
   500,000  CIT Group, Inc., 7.375%, due 03/15/03         498,160
   300,000  FleetBoston Financial Corp., 7.25%, due
              09/15/05                                    299,952
    50,000  Forest City Enterprises, Inc., 8.5%, due
              03/15/08                                     46,500
   200,000  Household Finance Corp., 8%, due
              05/09/05                                    204,680
   500,000  Morgan Stanley Dean Witter & Co., 7.75%,
              due 06/15/05                                509,775
   500,000  National Rural Utilities Cooperative
              Financial Corp., 5%, due 10/01/02           486,355
    60,000  Security Pacific Corp., 11.5%, due
              11/15/00                                     60,075
   200,000  Wells Fargo & Co., 7.2%, due 05/01/03         201,624
                                                      -----------
            TOTAL BANKING & FINANCIAL SERVICES          3,183,351
                                                      -----------
            BUILDING MATERIALS (0.3%)
    75,000  Juno Lighting, Inc., 11.875%, due
              07/01/09                                     64,125
    75,000  NCI Building Systems, Inc., 9.25%, due
              05/01/09                                     72,000
    50,000  Nortek, Inc., 9.875%, due 03/01/04             45,500
                                                      -----------
            TOTAL BUILDING MATERIALS                      181,625
                                                      -----------
            CHEMICALS (0.9%)
     5,000  GEO Specialty Chemicals, Inc., 10.125%,
              due 08/01/08                                  4,000
   600,000  IMC Global, Inc., 6.5%, due 08/01/03          576,582
    50,000  ISP Holdings, Inc., 9%, due 10/15/03           41,000
    50,000  Polymer Group, Inc., 8.75%, due 03/01/08       35,750
                                                      -----------
            TOTAL CHEMICALS                               657,332
                                                      -----------
            COMMERCIAL SERVICES (0.3%)
   150,000  Stericycle, Inc., 12.375%, due 11/15/09       156,000
    50,000  United Rentals, Inc., 9.5%, due 06/01/08       42,625
    50,000  Williams Scotsman, Inc., 9.875%, due
              06/01/07                                     42,500
                                                      -----------
            TOTAL COMMERCIAL SERVICES                     241,125
                                                      -----------
            COMPUTER SERVICES (0.3%)
   200,000  Hewlett-Packard Co., 7.15%, due 06/15/05      200,280
   100,000  PSINet, Inc., 11%, due 08/01/09                50,000
                                                      -----------
            TOTAL COMPUTER SERVICES                       250,280
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            CONSTRUCTION (0.4%)
$  200,000  General Electric Global Insurance Corp.,
              7%, due 02/15/26                        $   186,148
    75,000  Lennar Corp., (144A), 9.95%, due
              05/01/10                                     75,750*
                                                      -----------
            TOTAL CONSTRUCTION                            261,898
                                                      -----------
            CONTAINERS & PACKAGING (0.5%)
    75,000  Anchor Glass Container Corp., 9.875%,
              due 03/15/08                                 36,750
   100,000  Consolidated Container Companies, LLC,
              (144A), 10.125%, due 07/15/09                90,000*
    75,000  Consumers Packaging, Inc., 9.75%, due
              02/01/07                                     14,906
   250,000  U.S. Can Corp., (144A), 12.375%, due
              10/01/10                                    245,000*
                                                      -----------
            TOTAL CONTAINERS & PACKAGING                  386,656
                                                      -----------
            ELECTRONICS (0.4%)
    75,000  360networks, Inc., (144A), 13%, due
              05/01/08                                     63,000*
   175,000  Amkor Technologies, Inc., 9.25%, due
              05/01/06                                    170,625
    80,000  Viasystems, Inc., 9.75%, due 06/01/07          71,600
                                                      -----------
            TOTAL ELECTRONICS                             305,225
                                                      -----------
            ENERGY & OIL SERVICES (2.2%)
   500,000  Anadarko Petroleum Corp., 7.2%, due
              03/15/29                                    467,465
   300,000  Coastal Corp., 6.95%, due 06/01/28            267,843
   100,000  Forest Oil Corp., 10.5%, due 01/15/06         102,500
   100,000  Grey Wolf, Inc., 8.875%, due 07/01/07          96,500
    15,000  Gulf Canada Resources, Ltd., 9.25%, due
              01/15/04                                     15,192
    50,000  P&L Coal Holdings Corp., 9.625%, due
              05/15/08                                     48,750
   300,000  Phillips Petroleum Co., 6.375%, due
              03/30/09                                    281,487
   125,000  Pride International, Inc., 10%, due
              06/01/09                                    131,875
   200,000  Transcontinental Gas Pipe Lines, 6.25%,
              due 01/15/08                                188,000
                                                      -----------
            TOTAL ENERGY & OIL SERVICES                 1,599,612
                                                      -----------
            ENTERTAINMENT & LEISURE (1.0%)
   150,000  Horseshoe Gaming Holdings, 8.625%, due
              05/15/09                                    146,250
    50,000  International Game Technology, Inc.,
              8.375%, due 05/15/09                         48,750
    75,000  Marvel Enterprises, Inc., 12%, due
              06/15/09                                     48,000
   500,000  Viacom, Inc., 7.7%, due 07/30/10              509,805
                                                      -----------
            TOTAL ENTERTAINMENT & LEISURE                 752,805
                                                      -----------
            FOODS, HOTELS & RESTAURANTS (0.7%)
   500,000  Coca-Cola Enterprises, Inc., 5.75%, due
              11/01/08                                    453,360
   100,000  New World Pasta Company, Inc., 9.25%,
              due 02/15/09                                 45,000
                                                      -----------
            TOTAL FOODS, HOTELS & RESTAURANTS             498,360
                                                      -----------
            HEALTHCARE (0.7%)
    75,000  Bio-Rad Laboratories, Inc., (144A),
              11.625%, due 02/15/07                        77,250*
    75,000  Concentra Operating Corp., (144A), 13%,
              due 08/15/09                                 66,750*
   100,000  Express Scripts, Inc., 9.625%, due
              06/15/09                                     99,000
    50,000  Hanger Orthopedic Group, Inc., 11.25%,
              due 06/15/09                                 35,000
   150,000  Hudson Respiratory Care, Inc., 9.125%,
              due 04/15/08                                 90,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            HEALTHCARE (CONTINUED)
$   50,000  Prime Medical Services, Inc., 8.75%, due
              04/01/08                                $    43,500
    75,000  Unilab Finance Corp., 12.75%, due
              10/01/09                                     81,656
                                                      -----------
            TOTAL HEALTHCARE                              493,156
                                                      -----------
            HOUSEHOLD PRODUCTS (0.0%)
    25,000  Home Interiors & Gifts, Inc., 10.125%,
              due 06/01/08                                 11,000
                                                      -----------
            MACHINERY (0.3%)
   250,000  United Tech Corp., 7.5%, due 09/15/29         250,550
                                                      -----------
            MEDIA--BROADCASTING & PUBLISHING (2.0%)
    75,000  American Media Operations, Inc., 10.25%,
              due 05/01/09                                 72,750
   100,000  Charter Communications, Inc., 8.625%,
              due 04/01/09                                 90,500
   150,000  Classic Cable, Inc., 9.375%, due
              08/01/09                                    114,000
   600,000  Clear Channel Communications, Inc.,
              7.25%, due 09/15/03                         596,550
    25,000  Hollinger International Publishing,
              Inc., 9.25%, due 03/15/07                    25,000
    25,000  Primedia, Inc., 7.625%, due 04/01/08           22,625
    75,000  Sinclair Broadcasting Group, Inc., 9%,
              due 07/15/07                                 67,500
    50,000  Sinclair Broadcasting Group, Inc., 10%,
              due 09/30/05                                 47,375
   100,000  Spanish Broadcasting System, Inc.,
              9.625%, due 11/01/09                         97,500
    25,000  STC Broadcasting, Inc., 11%, due
              03/15/07                                     24,750
   300,000  UIH Australia/Pacific, Inc., 0%, due
              05/15/06                                    255,000
    50,000  WRC Media Corp., 12.75%, due 11/15/09          43,000
                                                      -----------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      1,456,550
                                                      -----------
            METALS (0.3%)
   175,000  International Wire Group, Inc., Series
              B, 11.75%, due 06/01/05                     174,125
   100,000  Neenah Corp., 11.125%, due 05/01/07            75,000
    40,000  Wheeling Pittsburgh Corp., 9.25%, due
              11/15/07                                      3,200#
                                                      -----------
            TOTAL METALS                                  252,325
                                                      -----------
            PAPER & FOREST PRODUCTS (0.6%)
   100,000  Packaging Corp. of North America,
              9.625%, due 04/01/09                        102,250
   325,000  Riverwood International Corp., 10.625%,
              due 08/01/07                                318,500
                                                      -----------
            TOTAL PAPER & FOREST PRODUCTS                 420,750
                                                      -----------
            POLLUTION CONTROL (0.0%)
    25,000  Allied Waste North America, Inc.,
              7.625%, due 01/01/06                         22,250
    50,000  Safety-Kleen Corp., 9.25%, due 05/15/09           500#
    50,000  Safety-Kleen Services, Inc., 9.25%, due
              06/01/08                                      1,500#
                                                      -----------
            TOTAL POLLUTION CONTROL                        24,250
                                                      -----------
            RETAIL (0.6%)
   500,000  Target Corp., 6.65%, due 08/01/28             419,815
                                                      -----------
            TELECOMMUNICATIONS (3.4%)
    75,000  Alliance Atlantis Communications Corp.,
              13%, due 12/15/09                            75,000
   100,000  Crown Castle International Corp.,
              10.75%, due 08/01/11                        102,750
    50,000  Echostar Broadband Corp., (144A),
              10.375%, due 10/01/07                        50,000*
   500,000  Exodus Communications, Inc., (144A),
              11.625%, due 07/15/10                       460,000*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
15

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            TELECOMMUNICATIONS (CONTINUED)
$  400,000  Level 3 Communications, Inc., 9.125%,
              due 05/01/08                            $   324,000
   500,000  Motorola, Inc., 7.5%, due 05/15/25            482,625
   100,000  Nextlink Communications, Inc., 10.75%,
              due 06/01/09                                 88,000
   100,000  Northern Telecom Capital Corp., 7.4%,
              due 06/15/06                                 99,250
    75,000  Primus Telecom Group, Inc., 12.75%, due
              10/15/09                                     38,250
    75,000  Rhythms NetConnections, Inc., 12.75%,
              due 04/15/09                                 36,000
   100,000  TeleCorp PCS, Inc., (144A), 10.625%, due
              07/15/10                                    101,000*
   500,000  Telefonica Europe BV, 8.25%, due
              09/15/30                                    515,210
   160,000  US West Capital Funding, Inc., 6.25%,
              due 07/15/05                                152,928
                                                      -----------
            TOTAL TELECOMMUNICATIONS                    2,525,013
                                                      -----------
            TEXTILES, CLOTHING & FABRICS (0.0%)
    50,000  Westpoint Stevens, Inc., 7.875%, due
              06/15/08                                     34,500
                                                      -----------
            TRANSPORTATION (0.9%)
   300,000  American Airlines, Inc., 7.024%, due
              10/15/09                                    292,209
   200,000  Continental Airlines, Inc., 7.056%, due
              09/15/09                                    193,906
   150,000  Southwest Airlines Co., 7.375%, due
              03/01/27                                    140,437
                                                      -----------
            TOTAL TRANSPORTATION                          626,552
                                                      -----------
            UTILITIES (1.0%)
   250,000  AES Corp., 9.375%, due 09/15/10               248,575
    50,000  Calpine Corp., 8.625%, due 08/15/10            49,804
   400,000  Carolina Power & Light Corp., 5.95%, due
              03/01/09                                    364,104
    75,000  TNP Enterprises, Inc., (144A), 10.25%,
              due 04/01/10                                 77,625*
                                                      -----------
            TOTAL UTILITIES                               740,108
                                                      -----------
            TOTAL CORPORATE BONDS (COST:
              $17,553,673) (22.7%)                     16,720,323
                                                      -----------
            ASSET BACKED SECURITIES (0.5%)
   116,367  Southern Pacific Secured Assets Corp.
              (97-3-A4), 6.66%, due 06/25/24              116,231
   250,000  Standard Credit Card Master Trust
              (93-2-A), 5.95%, due 10/07/04               244,257
                                                      -----------
            TOTAL ASSET BACKED SECURITIES (COST:
              $362,998)                                   360,488
                                                      -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS
              (35.6%)
 1,555,165  ABN Amro Mortgage Corp. (98-4-A6),
              6.75%, due 11/25/28 (TAC)                 1,436,986
   239,195  Bear Stearns Mortgage Securities, Inc.
              (97-2-A2), 6.5%, due 04/28/24               236,952
   122,455  Bear Stearns Mortgage Securities, Inc.
              (97-2-A5), 6.875%, due 01/28/24             117,749
   466,265  Citicorp Mortgage Securities (98-5-A1),
              6.75%, due 03/25/25                         455,920
 2,561,447  Federal Home Loan Mortgage Corp.
              (1468-ZA), 7%, due 02/15/22 (PAC)         2,467,698
    41,429  Federal Home Loan Mortgage Corp.
              (1578-O), 7%, due 09/15/23 (PAC)             40,042
   781,000  Federal Home Loan Mortgage Corp.
              (1588-QD), 6.5%, due 09/15/23 (PAC)         698,066

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS
            (CONTINUED)
$  450,000  Federal Home Loan Mortgage Corp.
              (1944-GB), 7.5%, due 04/17/24           $   450,918
 1,000,000  Federal Home Loan Mortgage Corp.
              (2018-H), 6.5%, due 01/15/28 (PAC)          976,890
 1,000,000  Federal Home Loan Mortgage Corp.
              (2043-CH), 6%, due 08/15/26 (PAC)           921,440
 1,000,000  Federal Home Loan Mortgage Corp.
              (2061-TA), 5.25%, due 10/15/27 (PAC)        847,280
   500,000  Federal Home Loan Mortgage Corp.
              (2063-PV), 6.25%, due 10/15/26 (PAC)        467,995
 2,000,000  Federal Home Loan Mortgage Corp.
              (2151-JE), 6%, due 01/15/27               1,775,772
 2,536,884  Federal Home Loan Mortgage Corp.
              (2211-YL), 7%, due 01/15/30               2,439,641
 3,000,000  Federal Home Loan Mortgage Corp.
              (2227-QB), 7.5%, due 10/15/27 (PAC)       2,970,147
    16,357  Federal Home Loan Mortgage
              Corp.-Government National Mortgage
              Association (41-K), 8%, due 04/25/24
              (TAC)                                        16,873
   900,000  Federal National Mortgage Association,
              6.5%, due 04/29/09                          857,394
   535,683  Federal National Mortgage Association
              (94-2-N), 6.5%, due 01/25/24 (TAC)          504,715
   359,885  Federal National Mortgage Association
              (G3-40-ZC), 6.5%, due 12/25/23              338,648
 1,446,582  Financial Asset Securitization, Inc.
              (97-NAM1-A4), 7.75%, due 05/25/27         1,436,304
 1,000,000  GE Capital Mortgage Services, Inc.
              (99-15-A12), 7%, due 08/25/29               962,620
   966,698  Norwest Asset Securities Corp.
              (97-8-A4), 7.5%, due 06/25/27               943,308
   389,457  Norwest Asset Securities Corp.
              (97-15-A1), 6.75%, due 10/25/12             386,053
 1,980,558  Norwest Asset Securities Corp.
              (98-20-A10), 6.75%, due 09/25/28          1,908,050
 1,296,762  PNC Mortgage Securities Corp.
              (99-4-4A1), 6.5%, due 05/25/29            1,246,494
   350,000  Residential Funding Mortgage Securities
              I (97-S2-A7), 7%, due 12/25/27              334,035
   477,740  Residential Funding Mortgage Securities
              I (97-S5-A2), 7.5%, due 04/25/27            470,874
   400,000  Residential Funding Mortgage Securities
              I (98-S8-A3), 6.5%, due 04/25/28            366,750
                                                      -----------
            TOTAL COLLATERALIZED MORTGAGE
              OBLIGATIONS (COST: $26,396,514)          26,075,614
                                                      -----------
            FOREIGN GOVERNMENT BONDS & NOTES (5.6%)
CAD720,000  Canada (Government of), 5%, due 09/01/04      458,186
EUR282,000  Federal Republic of Germany, 6%, due
              07/04/07                                    249,599
EUR100,000  Federal Republic of Germany, 6.5%, due
              04/23/03                                     87,773
EUR600,000  Federal Republic of Germany, 6.5%, due
              10/14/05                                    538,489

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
17

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            FOREIGN GOVERNMENT BONDS & NOTES
            (CONTINUED)
EUR 816,000 French O.A.T., 5.25%, due 04/25/08        $   690,006
EUR  69,000 Hypothekenbk In Essen (Germany), 4.25%,
              due 07/06/09                                 52,332
EUR 135,000 Kingdom of Belgium, 6.25%, due 03/28/28       119,123
DKK 680,000 Kingdom of Denmark, 7%, due 12/15/04           81,665
SEK 1,495,000 Kingdom of Sweden, 5%, due 01/15/04         149,888
EUR 200,000 Kingdom of the Netherlands, 6.5%, due
              04/15/03                                    175,851
AUD  55,000 New South Wales Treasury Corp., 5.5%,
              due 10/01/02                                 28,000
  $200,000  Province of Manitoba (Canada), 5.5%, due
              10/01/08                                    182,000
   200,000  Province of Quebec (Canada), 7%, due
              01/30/07                                    199,262
EUR 316,000 Spain (Government of), 5.25%, due
              01/31/03                                    267,985
  $400,000  The Dominion of New Zealand, 8.75%, due
              12/15/06                                    439,520
GBP  75,000 United Kingdom Treasury Strip, 7%, due
              06/07/02                                    110,920
  $300,000  United Mexican States Global Bond,
              9.875%, due 02/01/10                        310,200
                                                      -----------
            TOTAL FOREIGN GOVERNMENT BONDS & NOTES
              (COST: $4,664,583)                        4,140,799
                                                      -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS
              (15.9%)
   700,000  Federal Home Loan Mortgage Corp., 5%,
              due 01/15/04                                669,585
 1,350,000  Federal Home Loan Mortgage Corp., 5.75%,
              due 07/15/03                              1,326,083
 1,100,000  Federal Home Loan Mortgage Corp., 6.25%,
              due 10/15/02                              1,096,057
   897,287  Federal Home Loan Mortgage Corp., Pool
              #786793, 6.984%, due 10/01/29               881,762
 2,050,000  Federal National Mortgage Association,
              5.25%, due 01/15/03                       2,000,021
   850,000  Federal National Mortgage Association,
              6%, due 05/15/08                            815,864
   942,087  Federal National Mortgage Association,
              Pool #510299, 6.705%, due 08/01/29          911,197
   940,471  Federal National Mortgage Association,
              Pool #539431, 6.51%, due 06/01/30           933,418
 2,997,693  Federal National Mortgage Association,
              Pool #557073, 7.28%, due 06/01/40         2,997,693
                                                      -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (COST: $11,627,050)                      11,631,680
                                                      -----------
            U.S. TREASURY BONDS (6.3%)
 1,950,000  United States Treasury Bonds, 6.125%,
              due 11/15/27                              1,993,505
 1,000,000  United States Treasury Bonds, 8.5%, due
              02/15/20                                  1,281,300
 1,000,000  United States Treasury Bonds, 12%, due
              08/15/13                                  1,367,031
                                                      -----------
            TOTAL U.S. TREASURY BONDS (COST:
              $4,544,890)                               4,641,836
                                                      -----------
            U.S. TREASURY NOTES (8.4%)
   400,000  United States Treasury Notes, 5.75%, due
              06/30/01                                    398,148
 1,250,000  United States Treasury Notes, 5.875%,
              due 10/31/01                              1,244,713
 1,100,000  United States Treasury Notes, 5.875%,
              due 11/15/04                              1,101,144
 1,400,000  United States Treasury Notes, 6%, due
              08/15/09                                  1,414,112

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            U.S. TREASURY NOTES (CONTINUED)
$  950,000  United States Treasury Notes, 6.25%, due
              02/15/07                                $   969,599
 1,000,000  United States Treasury Notes, 6.5%, due
              08/15/05                                  1,027,680
                                                      -----------
            TOTAL U.S. TREASURY NOTES (COST:
              $6,123,601)                               6,155,396
                                                      -----------
            TOTAL FIXED INCOME SECURITIES (COST:
              $71,273,309) (95.0%)                     69,726,136
                                                      -----------

NUMBER OF
SHARES OR
 WARRANTS   EQUITY SECURITIES
----------  -----------------
       220  Insilco Corp., Warrants, expire 08/15/07           --**
        67  WRC Media Corp., Common Stock                      --**
                                                      -----------
            TOTAL EQUITY SECURITIES (COST: $0)
              (0.0%)                                           --
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  107,713  American Express Co., 6.54%, due
              11/21/00                                    107,713***
   107,713  American Express Co., 6.63%, due
              01/18/01                                    107,713***
    53,856  Bank of America, 6.64%, due 01/16/01           53,856***
    53,856  Bank of Nova Scotia, 6.53%, due 11/27/00       53,856***
    80,785  Bank of Nova Scotia, 6.67%, due 01/05/01       80,785***
    53,856  Bayerische Hypo-Und Vereinsbank AG,
              6.63%, due 02/01/01                          53,856***
   535,218  Fleet National Bank, 6.725%, due
              04/30/01                                    535,218***
   564,219  Foreign Currency Call Accounts                549,818
 2,611,479  Investors Bank & Trust Depository
              Reserve, 5.82%, due 11/01/00              2,611,479
   317,753  Merrimac Money Market Fund, 6.549%, due
              11/01/00                                    317,753***
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $4,486,448) (6.1%)                        4,472,047
                                                      -----------
            TOTAL INVESTMENTS (COST: $75,759,757)
              (101.1%)                                 74,198,183
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-1.1%)                                    (828,656)
                                                      -----------
            NET ASSETS (100.0%)                       $73,369,527
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

AUD - AUSTRALIAN DOLLAR.
CAD - CANADIAN DOLLAR.
DKK - DANISH KRONE.
EUR - EURO CURRENCY.
GBP - BRITISH POUND STERLING.
SEK - SWEDISH KRONA.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                      VALUE
-----------  -----------------------                   ------------

             ADVERTISING (0.7% OF NET ASSETS)
$ 1,245,000  Adams Outdoor Advertising, L.P., 10.75%,
               due 03/15/06                            $  1,273,012
                                                       ------------
             AEROSPACE/DEFENSE (0.9%)
    600,000  BE Aerospace, Inc., 8%, due 03/01/08           549,000
  1,295,000  BE Aerospace, Inc., 9.5%, due 11/01/08       1,282,050
                                                       ------------
             TOTAL AEROSPACE/DEFENSE                      1,831,050
                                                       ------------
             AUTOMOTIVE (2.2%)
  1,075,000  American Axle & Manufacturing Holdings,
               Inc., 9.75%, due 03/01/09                    959,437
    850,000  Hayes Lemmerz International, Inc.,
               8.25%, due 12/15/08                          629,000
    970,000  Hayes Lemmerz International, Inc.,
               9.125%, due 07/15/07                         780,850
    350,000  JL French Automotive Castings, Inc.,
               11.5%, due 06/01/09                          206,500
  1,500,000  Lear Corp., Series B, 8.11%, due
               05/15/09                                   1,383,750
    170,000  Navistar International Corp., 8%, due
               02/01/08                                     155,550
    475,000  Transportation Manufacturing Operation
               Co., 11.25%, due 05/01/09                    228,000
                                                       ------------
             TOTAL AUTOMOTIVE                             4,343,087
                                                       ------------
             BANKING & FINANCIAL SERVICES (2.2%)
  1,225,000  AmeriCredit Corp., 9.875%, due 04/15/06      1,188,250
    165,000  Chevy Chase Savings Bank, 9.25%, due
               12/01/05                                     156,750
    280,000  Chevy Chase Savings Bank, 9.25%, due
               12/01/08                                     259,000
  1,245,000  Forest City Enterprises, Inc., 8.5%, due
               03/15/08                                   1,157,850
  1,000,000  GS Escrow Corp., (144A), 7.125%, due
               08/01/05                                     926,630*
    650,000  Metris Companies, Inc., 10.125%, due
               07/15/06                                     614,250
                                                       ------------
             TOTAL BANKING & FINANCIAL SERVICES           4,302,730
                                                       ------------
             BUILDING MATERIALS (1.4%)
    285,000  Building Materials Corp., 8.625%, due
               12/15/06                                      85,500
    700,000  Juno Lighting, Inc., 11.875%, due
               07/01/09                                     598,500
  1,500,000  NCI Building Systems, Inc., 9.25%, due
               05/01/09                                   1,440,000
    600,000  Nortek, Inc., 9.25%, due 03/15/07              534,000
     75,000  Nortek, Inc., 9.875%, due 03/01/04              68,250
                                                       ------------
             TOTAL BUILDING MATERIALS                     2,726,250
                                                       ------------
             CHEMICALS (4.8%)
  1,305,000  Borden Chemicals & Plastics, L.P., 9.5%,
               due 05/01/05                                 691,650
    350,000  General Chemical Industrial Products,
               10.625%, due 05/01/09                        238,000
  1,000,000  Gentek, Inc., 11%, due 08/01/09                997,500
     75,000  GEO Specialty Chemicals, Inc., 10.125%,
               due 08/01/08                                  60,000
  1,175,000  Huntsman ICI Chemicals, LLC, 10.125%,
               due 07/01/09                               1,116,250
    915,000  Huntsman Industries/Specialty Chemical
               Corp., (144A), 9.5%, due 07/01/07            530,700*
  1,250,000  ISP Holdings, Inc., 9%, due 10/15/03         1,025,000
  1,450,000  Lyondell Chemical Companies, Inc.,
               9.625%, due 05/01/07                       1,406,500
    225,000  Lyondell Chemical Companies, Inc.,
               10.875%, due 05/01/09                        216,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             CHEMICALS (CONTINUED)
$ 1,955,000  Polymer Group, Inc., 8.75%, due 03/01/08  $  1,397,825
    750,000  Sterling Chemicals, Inc., Series B,
               12.375%, due 07/15/06                        716,250
  1,215,000  Texas Petrochemicals Corp., 11.125%, due
               07/01/06                                     996,300
                                                       ------------
             TOTAL CHEMICALS                              9,391,975
                                                       ------------
             COMMERCIAL SERVICES (2.6%)
    750,000  Allied Waste North America, 10%, due
               08/01/09                                     648,750
     35,000  Anthony Crane Rentals, L.P., 10.375%,
               due 08/01/08                                  14,700
    825,000  Avis Rent A Car, Inc., 11%, due 05/01/09       882,750
  1,300,000  Stericycle, Inc., 12.375%, due 11/15/09      1,352,000
    175,000  United Rentals, Inc., 9%, due 04/01/09         140,875
    425,000  United Rentals, Inc., 9.25%, due
               01/15/09                                     348,500
    650,000  United Rentals, Inc., 9.5%, due 06/01/08       554,125
  1,365,000  Williams Scotsman, Inc., 9.875%, due
               06/01/07                                   1,160,250
                                                       ------------
             TOTAL COMMERCIAL SERVICES                    5,101,950
                                                       ------------
             COMPUTER SERVICES (1.7%)
  1,150,000  Anteon Corp., 12%, due 05/15/09              1,023,500
  1,230,000  infoUSA, Inc., 9.5%, due 06/15/08              824,100
  1,250,000  PSINet, Inc., 10.5%, due 12/01/06              625,000
  1,900,000  PSINet, Inc., 11%, due 08/01/09                950,000
                                                       ------------
             TOTAL COMPUTER SERVICES                      3,422,600
                                                       ------------
             CONGLOMERATES (0.3%)
    620,000  Insilco Corp., 12%, due 08/15/07               607,600
                                                       ------------
             CONSTRUCTION (1.8%)
  1,525,000  Atrium Companies, Inc., 10.5%, due
               05/01/09                                   1,326,750
    150,000  Hovnanian Enterprises, Inc., 9.125%, due
               05/01/09                                     130,500
    600,000  Lennar Corp., (144A), 9.95%, due
               05/01/10                                     606,000*
    460,000  Standard Pacific Corp., 8%, due 02/15/08       424,925
  1,075,000  Standard Pacific Corp., 9.5%, due
               09/15/10                                   1,075,000
                                                       ------------
             TOTAL CONSTRUCTION                           3,563,175
                                                       ------------
             CONTAINERS & PACKAGING (2.7%)
    950,000  Anchor Glass Container Corp., 9.875%,
               due 03/15/08                                 465,500
    430,000  BWAY Corp., 10.25%, due 04/15/07               393,450
  1,400,000  Consolidated Container Companies, LLC,
               (144A), 10.125%, due 07/15/09              1,260,000*
    700,000  Consumers International, Inc., 10.25%,
               due 04/01/05                                 210,000
    665,000  Consumers Packaging, Inc., 9.75%, due
               02/01/07                                     132,169
    800,000  Huntsman Packaging Corp., (144A), 13%,
               due 06/01/10                                 624,000*
    450,000  Owens-Illinois, Inc., 7.15%, due
               05/15/05                                     324,000
    425,000  Owens-Illinois, Inc., 7.5%, due 05/15/10       286,875
    425,000  Owens-Illinois, Inc., 8.1%, due 05/15/07       306,000
    745,000  Paperboard Industries International,
               Inc., 8.375%, due 09/15/07                   558,750
    750,000  U.S. Can Corp., (144A), 12.375%, due
               10/01/10                                     735,000*
                                                       ------------
             TOTAL CONTAINERS & PACKAGING                 5,295,744
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             ELECTRONICS (3.4%)
$ 1,050,000  360networks, Inc., (144A), 13%, due
               05/01/08                                $    882,000*
  1,325,000  Amkor Technologies, Inc., 9.25%, due
               05/01/06                                   1,291,875
  1,410,000  Communications & Power Industries, Inc.,
               12%, due 08/01/05                            987,000
  2,035,000  International Wire Group, Inc., 11.75%,
               due 06/01/05                               2,024,825
  1,740,000  Viasystems, Inc., 9.75%, due 06/01/07        1,557,300
                                                       ------------
             TOTAL ELECTRONICS                            6,743,000
                                                       ------------
             ENERGY & OIL SERVICES (6.2%)
  1,485,000  Forest Oil Corp., 10.5%, due 01/15/06        1,522,125
    875,000  Grey Wolf, Inc., 8.875%, due 07/01/07          844,375
     35,000  Gulf Canada Resources, Ltd., 9.25%, due
               01/15/04                                      35,447
    275,000  Gulf Canada Resources, Ltd., 9.625%, due
               07/01/05                                     284,768
  2,190,000  Magnum Hunter Resources, Inc., 10%, due
               06/01/07                                   2,168,100
  2,000,000  Parker Drilling Co., 9.75%, due 11/15/06     1,970,000
  1,175,000  Plains Resources, Inc., 10.25%, due
               03/15/06                                   1,186,750
  1,100,000  Pride International, Inc., 10%, due
               06/01/09                                   1,160,500
  1,800,000  R&B Falcon Corp., 9.5%, due 12/15/08         1,926,000
  1,025,000  Trico Marine Services, Inc., Series G,
               8.5%, due 08/01/05                           978,875
                                                       ------------
             TOTAL ENERGY & OIL SERVICES                 12,076,940
                                                       ------------
             ENTERTAINMENT & LEISURE (6.4%)
  1,200,000  Anchor Gaming, (144A), 9.875%, due
               10/15/08                                   1,212,000*
  1,395,000  Boyd Gaming Corp., 9.25%, due 10/01/03       1,346,175
    835,000  Cinemark USA, Inc., Series B, 9.625%,
               due 08/01/08                                 350,700
    130,000  Harrahs Operating Company, Inc., 7.875%,
               due 12/15/05                                 126,100
  1,165,000  Hollywood Park, Inc., 9.25%, due
               02/15/07                                   1,243,637
    675,000  Horseshoe Gaming Holdings, 8.625%, due
               05/15/09                                     658,125
    750,000  Imax Corp., 7.875%, due 12/01/05               427,500
  1,020,000  Marvel Enterprises, Inc., 12%, due
               06/15/09                                     652,800
  1,025,000  MGM Mirage, Inc., 9.75%, due 06/01/07        1,062,156
  1,000,000  Park Place Entertainment Inc., 8.875%,
               due 09/15/08                                 980,000
  1,000,000  Park Place Entertainment Inc., 9.375%,
               due 02/15/07                               1,002,500
    930,000  Station Casinos, Inc., 9.75%, due
               04/15/07                                     932,325
  2,550,000  Station Casinos, Inc., (144A), 9.875%,
               due 07/01/10                               2,556,375*
                                                       ------------
             TOTAL ENTERTAINMENT & LEISURE               12,550,393
                                                       ------------
             FOODS, HOTELS & RESTAURANTS (3.2%)
  1,300,000  Boca Resorts, Inc., 9.875%, due 04/15/09     1,228,500
    620,000  Cott Corp., 9.375%, due 07/01/05               610,700
  1,025,000  Di Giorgio Corp., 10%, due 06/15/07            881,500
  1,230,000  HMH Properties, Inc., 7.875%, due
               08/01/08                                   1,134,675
    100,000  ITT Corp., (New), 6.25%, due 11/15/00           99,929
  1,050,000  La Quinta/Meditrust, Inc., 7.11%, due
               10/17/01                                     945,000
  1,215,000  New World Pasta Company, Inc., 9.25%,
               due 02/15/09                                 546,750
  1,115,000  Packaged Ice, Inc., 9.75%, due 02/01/05        925,450
                                                       ------------
             TOTAL FOODS, HOTELS & RESTAURANTS            6,372,504
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             HEALTHCARE (4.9%)
$ 1,200,000  Bio-Rad Laboratories, Inc., (144A),
               11.625%, due 02/15/07                   $  1,236,000*
  1,850,000  Concentra Operating Corp., (144A), 13%,
               due 08/15/09                               1,646,500*
  1,350,000  Express Scripts, Inc., 9.625%, due
               06/15/09                                   1,336,500
    750,000  Hanger Orthopedic Group, Inc., 11.25%,
               due 06/15/09                                 525,000
    645,000  Hudson Respiratory Care, Inc., 9.125%,
               due 04/15/08                                 387,000
    395,000  Insight Health Services Corp., Series B,
               9.625%, due 06/15/08                         355,500
    890,000  Prime Medical Services, Inc., 8.75%, due
               04/01/08                                     774,300
  1,400,000  Tenet Healthcare Corp., 8.125%, due
               12/01/08                                   1,351,000
    980,000  Tenet Healthcare Corp., 8.625%, due
               01/15/07                                     975,100
    900,000  Unilab Finance Corp., 12.75%, due
               10/01/09                                     979,875
                                                       ------------
             TOTAL HEALTHCARE                             9,566,775
                                                       ------------
             HOUSEHOLD PRODUCTS (0.3%)
  1,420,000  Home Interiors & Gifts, Inc., 10.125%,
               due 06/01/08                                 624,800
                                                       ------------
             MACHINERY (0.5%)
  1,105,000  AGCO Corp., 8.5%, due 03/15/06               1,022,125
                                                       ------------
             MEDIA--BROADCASTING & PUBLISHING (14.9%)
  1,500,000  Acme Television Corp., 10.875%, due
               09/30/04                                   1,410,000
  1,000,000  Adelphia Communications Corp., 9.375%,
               due 11/15/09                                 860,000
  1,400,000  Adelphia Communications Corp., Series B,
               9.25%, due 10/01/02                        1,372,000
  1,700,000  American Media Operations, Inc., 10.25%,
               due 05/01/09                               1,649,000
    500,000  Benedek Communications, 0%, due 05/15/06       425,000
    295,000  Century Communications Corp., 9.5%, due
               03/01/05                                     271,400
    550,000  Chancellor Media Corp., 8.125%, due
               12/15/07                                     555,500
    450,000  Charter Communications Holdings, LLC,
               0%, due 04/01/11                             263,250
  2,000,000  Charter Communications Holdings, LLC,
               (144A), 10%, due 04/01/09                  1,965,000*
  1,075,000  Citadel Broadcasting Corp., 9.25%, due
               11/15/08                                     999,750
    400,000  Classic Cable, Inc., 9.375%, due
               08/01/09                                     304,000
  2,250,000  Classic Cable, Inc., (144A), 10.5%, due
               03/01/10                                   1,867,500*
    585,000  CSC Holdings, Inc., 7.625%, due 07/15/18       519,960
  2,100,000  EchoStar DBS Corp., 9.375%, due 02/01/09     2,068,500
    750,000  Garden State Newspapers, Inc., 8.625%,
               due 07/01/11                                 660,000
     60,000  Hollinger International Publishing,
               Inc., 8.625%, due 03/15/05                    60,000
    225,000  Hollinger International Publishing,
               Inc., 9.25%, due 03/15/07                    225,000
    950,000  K-III Communications Corp., 8.5%, due
               02/01/06                                     902,500
    875,000  Lin Holdings Corp., 0%, due 03/01/08           621,250
    245,000  Primedia, Inc., 7.625%, due 04/01/08           221,725
    495,000  Rogers Cablesystems, Ltd., 10%, due
               03/15/05                                     519,750
    625,000  Rogers Communications, Inc., 8.875%, due
               07/15/07                                     625,000
    875,000  Sinclair Broadcasting Group, Inc., 9%,
               due 07/15/07                                 787,500
  2,200,000  Sinclair Broadcasting Group, Inc., 10%,
               due 09/30/05                               2,084,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
23

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             MEDIA--BROADCASTING & PUBLISHING
             (CONTINUED)
$ 2,000,000  Spanish Broadcasting System, Inc.,
               9.625%, due 11/01/09                    $  1,950,000
  1,950,000  STC Broadcasting, Inc., 11%, due
               03/15/07                                   1,930,500
  2,850,000  UIH Australia/Pacific, Inc., 0%, due
               05/15/06                                   2,422,500
    905,000  Von Hoffmann Press, Inc., (144A),
               10.875%, due 05/15/07                        814,500*
  1,075,000  WRC Media Corp., 12.75%, due 11/15/09          924,500
                                                       ------------
             TOTAL MEDIA--BROADCASTING & PUBLISHING      29,280,085
                                                       ------------
             METALS (3.8%)
  1,000,000  AK Steel Corp., 9.125%, due 12/15/06           982,500
    850,000  California Steel Industries, Series B,
               8.5%, due 04/01/09                           748,000
  1,080,000  Golden Northwest Aluminum, Inc., 12%,
               due 12/15/06                               1,047,600
    990,000  International Wire Group, Inc., Series
               B, 11.75%, due 06/01/05                      985,050
  1,000,000  Jorgensen Earle M. Co., Series B, 9.5%,
               due 04/01/05                                 850,000
  1,930,000  Kaiser Aluminum & Chemicals Corp.,
               10.875%, due 10/15/06                      1,640,500
    825,000  Neenah Corp., 11.125%, due 05/01/07            618,750
    125,000  Neenah Corp., Sr. Sub. Notes, 11.125%,
               due 05/01/07                                  93,750
    890,000  Wheeling Pittsburgh Corp., 9.25%, due
               11/15/07                                      71,200#
    725,000  WHX Corp., 10.5%, due 04/15/05                 478,500
                                                       ------------
             TOTAL METALS                                 7,515,850
                                                       ------------
             PAPER & FOREST PRODUCTS (6.7%)
    750,000  Building Materials Corp., Series B, 8%,
               due 10/15/07                                 225,000
  3,225,000  Packaging Corp. of North America,
               9.625%, due 04/01/09                       3,297,563
  1,565,000  Riverwood International Corp., 10.25%,
               due 04/01/06                               1,525,875
  2,030,000  Riverwood International Corp., 10.625%,
               due 08/01/07                               1,989,400
    875,000  Specialty Paperboard, Inc., 9.375%, due
               10/15/06                                     853,125
  4,000,000  Stone Container Corp., 12.25%, due
               04/01/02                                   4,000,000
  1,090,000  Sweetheart Cup Co., Inc., 10.5%, due
               09/01/03                                   1,013,700
    300,000  Tembec Industries, Inc., 8.625%, due
               06/30/09                                     293,250
                                                       ------------
             TOTAL PAPER & FOREST PRODUCTS               13,197,913
                                                       ------------
             POLLUTION CONTROL (1.4%)
  1,560,000  Allied Waste North America, Inc.,
               7.625%, due 01/01/06                       1,388,400
  1,400,000  Allied Waste North America, Inc.,
               7.875%, due 01/01/09                       1,204,000
    415,000  Envirosource, Inc., 9.75%, due 06/15/03        145,250
  1,050,000  Mid-American Waste System, Inc., 12.25%,
               due 02/15/03                                  10,500#
    700,000  Safety-Kleen Corp., 9.25%, due 05/15/09          7,000#
    245,000  Safety-Kleen Services, Inc., 9.25%, due
               06/01/08                                       7,350#
                                                       ------------
             TOTAL POLLUTION CONTROL                      2,762,500
                                                       ------------
             RETAIL (0.4%)
  1,000,000  J. Crew Operating Corp., 10.375%, due
               10/15/07                                     870,000
                                                       ------------
             TELECOMMUNICATIONS (14.9%)
  1,250,000  Alamosa PCS Holdings, Inc., 0%, due
               02/15/10                                     600,000
  1,375,000  Alliance Atlantis Communications Corp.,
               13%, due 12/15/09                          1,375,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             TELECOMMUNICATIONS (CONTINUED)
$ 1,100,000  CapRock Communications Corp., 11.5%, due
               05/01/09                                $  1,058,750
  1,075,000  CapRock Communications Corp., 12%, due
               07/15/08                                   1,050,813
  1,750,000  Crown Castle International Corp.,
               10.75%, due 08/01/11                       1,798,125
  2,400,000  Echostar Broadband Corp., (144A),
               10.375%, due 10/01/07                      2,400,000*
  3,950,000  Exodus Communications, Inc., (144A),
               11.625%, due 07/15/10                      3,634,000*
    500,000  Frontier Corp., 6%, due 10/15/03               457,540
  3,900,000  GT Group Telecom, Inc., 0%, due 02/01/10     1,443,000
  1,875,000  KMC Telecom Holdings, Inc., 13.5%, due
               05/15/09                                     600,000
    685,000  Level 3 Communications, Inc., 9.125%,
               due 05/01/08                                 554,850
  2,350,000  Level 3 Communications, Inc., (144A),
               11%, due 03/15/08                          2,138,500*
  1,025,000  Nextel Communications, Inc., 0%, due
               10/31/07                                     796,938
  1,000,000  Nextel Communications, Inc., 9.375%, due
               11/15/09                                     970,000
    545,000  Nextlink Communications, Inc., 9.625%,
               due 10/01/07                                 465,975
  2,130,000  Nextlink Communications, Inc., 10.75%,
               due 11/15/08                               1,863,750
  1,600,000  Nextlink Communications, Inc., (144A),
               0%, due 12/01/09                             768,000*
  2,400,000  Primus Telecom Group, Inc., 12.75%, due
               10/15/09                                   1,224,000
  2,000,000  RCN Corp., 10%, due 10/15/07                 1,340,000
  1,600,000  Rhythms NetConnections, Inc., 12.75%,
               due 04/15/09                                 768,000
  1,295,000  SBA Communications Corp., 0%, due
               03/01/08                                     971,250
  2,000,000  TeleCorp PCS, Inc., (144A), 10.625%, due
               07/15/10                                   2,020,000*
  1,100,000  Williams Communication Group, Inc.,
               10.7%, due 10/01/07                          940,500
                                                       ------------
             TOTAL TELECOMMUNICATIONS                    29,238,991
                                                       ------------
             TEXTILES, CLOTHING & FABRICS (0.3%)
    250,000  Westpoint Stevens, Inc., 7.875%, due
               06/15/05                                     185,000
    460,000  Westpoint Stevens, Inc., 7.875%, due
               06/15/08                                     317,400
                                                       ------------
             TOTAL TEXTILES, CLOTHING & FABRICS             502,400
                                                       ------------
             TRANSPORTATION (0.2%)
    305,000  International Shipholding Corp., 9%, due
               07/01/03                                     301,950
                                                       ------------
             UTILITIES (3.6%)
  1,500,000  AES Corp., 9.375%, due 09/15/10              1,491,450
  1,500,000  Calpine Corp., 8.625%, due 08/15/10          1,494,135
    825,000  CMS Energy Corp., 7.5%, due 01/15/09           716,991
  1,115,000  CMS Energy Corp., 7.625%, due 11/15/04       1,064,301
     85,000  CMS Energy Corp., 8.125%, due 05/15/02          83,893
  1,737,366  Panda Funding Corp., 11.625%, due
               08/20/12                                   1,702,618
    425,000  TNP Enterprises, Inc., (144A), 10.25%,
               due 04/01/10                                 439,875*
                                                       ------------
             TOTAL UTILITIES                              6,993,263
                                                       ------------
             MISCELLANEOUS (0.4%)
  1,245,000  Jordan Industries, Inc., 0%, due
               04/01/09                                     784,350
                                                       ------------
             TOTAL FIXED INCOME SECURITIES (COST:
               $207,391,286) (92.8%)                    182,263,012
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 NUMBER OF
  SHARES,
 WARRANTS,
 OR RIGHTS   EQUITY SECURITIES                            VALUE
-----------  -----------------                         ------------
      3,300  Classic Communications, Inc., (144A),
               Common Stock                            $     55,011* **
      1,250  Forman Petroleum Corp., Warrants, expire
               06/01/04                                           1**
      3,900  GT Group Telecom, Inc., Warrants, expire
               02/01/10                                     253,500**
        800  Huntsman Packaging Corp., Warrants,
               expire 06/01/10                                8,000**
        620  Insilco Corp., Warrants, expire 08/15/07             0**
      2,920  Terex Corp., Stock Appreciation Rights,
               expire 05/15/02                               40,880**
      1,454  WRC Media Corp., Common Stock                        0**
                                                       ------------
             TOTAL EQUITY SECURITIES (COST: $132)
               (0.2%)                                       357,392
                                                       ------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 1,413,200  American Express Co., 6.54%, due
               11/21/00                                   1,413,200***
  1,413,200  American Express Co., 6.63%, due
               01/18/01                                   1,413,200***
    706,600  Bank of America, 6.64%, due 01/16/01           706,600***
    706,600  Bank of Nova Scotia, 6.53%, due 11/27/00       706,600***
  1,059,900  Bank of Nova Scotia, 6.67%, due 01/05/01     1,059,900***
    706,600  Bayerische Hypo-Und Vereinsbank AG,
               6.63%, due 02/01/01                          706,600***
  4,022,090  Fleet National Bank, 6.725%, due
               04/30/01                                   4,022,090***
 10,216,101  Investors Bank & Trust Depository
               Reserve, 5.82%, due 11/01/00              10,216,101
  4,168,940  Merrimac Money Market Fund, 6.549%, due
               11/01/00                                   4,168,940***
  3,000,000  Royal Bank of Scotland, 6.65%, due
               01/08/01                                   3,000,000***
                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $27,413,231) (14.0%)                      27,413,231
                                                       ------------
             TOTAL INVESTMENTS (COST: $234,804,649)
               (107.0%)                                 210,033,635
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-7.0%)                                  (13,731,550)
                                                       ------------
             NET ASSETS (100.0%)                       $196,302,085
                                                       ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS
              (14.8% OF NET ASSETS)
$1,142,539  Collateral Mortgage Obligation Trust
              (64-Z), 9%, due 11/20/20                $ 1,182,253
    43,635  Federal Home Loan Mortgage Corp.
              (1899-D), 7.25%, due 09/15/23 (TAC)          43,515
 1,576,838  Federal Home Loan Mortgage Corp.
              (2021-AD), 7.5%, due 08/15/24             1,547,981
 1,682,290  Federal Home Loan Mortgage Corp.
              (2032-AU), 7.5%, due 02/15/27             1,681,970
 1,500,000  Federal Home Loan Mortgage Corp.
              (2057-HJ), 7%, due 05/15/28 (PAC)(I/O)      499,125
       260  Federal National Mortgage Association
              (91-130-SQ), 6,606.643%, due 09/25/21
              (I/O)(I/F)                                   27,672
 1,094,278  Federal National Mortgage Association
              (97-55-T), 7%, due 02/18/27 (TAC)         1,070,340
 1,120,100  Federal National Mortgage Association
              (G93-8-PH), 6.85%, due 01/25/21 (PAC)     1,113,940
   315,550  GE Capital Mortgage Services, Inc.
              (97-9-2A7), 7%, due 10/25/27                313,613
   399,511  Greenwich Capital Acceptance, Inc.
              (91-03), (Private Placement), 9.46%,
              due 08/01/19                                363,555*
    54,758  Guardian Savings and Loan Association
              (88-3-A), 6.497%, due 10/25/18               46,544*
    54,867  Guardian Savings and Loan Association
              (89-3-A), 7.535%, due 05/25/19               46,637*
   508,392  Guardian Savings and Loan Association
              (89-4-A), 7.504%, due 07/25/19              482,973*
   378,418  Guardian Savings and Loan Association
              (89-5-A), 7.751%, due 07/25/19              359,497*
   175,371  Residential Funding Mortgage Securities
              I (97-S12-A10), 6.7%, due 08/25/27
              (PAC)                                       174,558
       857  Resolution Trust Corp. (91-6-C2),
              3,299.719%, due 08/25/20 (I/O)               17,569
     2,002  Resolution Trust Corp. (91-6-D2),
              3,262.129%, due 09/25/28 (I/O)               57,062
   647,199  Sears Mortgage Securities (88-A-A2),
              0.779%, due 05/25/18 (I/O)                    6,601*
                                                      -----------
            TOTAL COLLATERALIZED MORTGAGE
              OBLIGATIONS (COST: $9,824,625)            9,035,405
                                                      -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS
              (80.7%)
    15,784  Federal Home Loan Mortgage Corp., Pool
              #212346, 9.5%, due 08/01/01                  15,877
   604,192  Federal Home Loan Mortgage Corp., Pool
              #310005, 8.408%, due 11/01/19               604,192
   146,177  Federal Home Loan Mortgage Corp., Pool
              #410013, 7.549%, due 12/01/24               146,862

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS
            (CONTINUED)
$2,169,338  Federal Home Loan Mortgage Corp., Pool
              #610967, 7.413%, due 04/01/28           $ 2,192,764
 1,291,661  Federal Home Loan Mortgage Corp., Pool
              #755313, 7.006%, due 06/01/28             1,302,576
    85,992  Federal Home Loan Mortgage Corp., Pool
              #770584, 6.75%, due 05/01/19                 85,861
   184,266  Federal Home Loan Mortgage Corp., Pool
              #785630, 7.074%, due 07/01/26               186,695
    57,839  Federal Home Loan Mortgage Corp., Pool
              #865006, 8.583%, due 08/01/18                58,861
    97,120  Federal Home Loan Mortgage Corp., Pool
              #865270, 7.604%, due 12/01/18                98,040
    47,492  Federal Home Loan Mortgage Corp., Pool
              #865275, 8.425%, due 02/01/19                48,798
    28,436  Federal National Mortgage Association,
              Pool #096193, 7.987%, due 09/01/18           28,905
   100,159  Federal National Mortgage Association,
              Pool #163492, 8.5%, due 05/01/16            102,226
   180,125  Federal National Mortgage Association,
              Pool #111365, 7.787%, due 09/01/19          183,702
   337,913  Federal National Mortgage Association,
              Pool #284916, 6.791%, due 06/01/27          340,788
   291,832  Federal National Mortgage Association,
              Pool #303334, 7.4%, due 04/01/25            299,548
    83,012  Federal National Mortgage Association,
              Pool #313920, 7.671%, due 11/01/27           83,760
    81,241  Federal National Mortgage Association,
              Pool #358869, 7.239%, due 09/01/26           82,842
    22,148  Federal National Mortgage Association,
              Pool #369080, 6.975%, due 04/01/27           22,346
   279,565  Federal National Mortgage Association,
              Pool #376663, 6.67%, due 06/01/27           281,097
    41,580  Federal National Mortgage Association,
              Pool #392275, 6.989%, due 06/01/27           42,190
 1,425,682  Federal National Mortgage Association,
              Pool #392536, 7.6%, due 08/01/27          1,422,332
   144,510  Federal National Mortgage Association,
              Pool #393943, 6.981%, due 07/01/27          146,558
   104,905  Federal National Mortgage Association,
              Pool #394575, 7.94%, due 07/01/27           105,625
   240,420  Federal National Mortgage Association,
              Pool #394996, 7.107%, due 08/01/27          245,017
 1,590,418  Federal National Mortgage Association,
              Pool #396814, 6.637%, due 07/01/27        1,595,873
   189,334  Federal National Mortgage Association,
              Pool #397897, 7.249%, due 08/01/27          192,378
 1,899,452  Federal National Mortgage Association,
              Pool #434001, 7.151%, due 12/01/27        1,932,692

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS
            (CONTINUED)
$2,655,050  Federal National Mortgage Association,
              Pool #457319, 6.78%, due 10/01/28       $ 2,685,270
 8,008,595  Federal National Mortgage Association,
              Pool #535174, 6.318%, due 07/01/39        7,968,552
 1,566,890  Government National Mortgage
              Association, Pool #80011, 7.125%, due
              11/20/26                                  1,574,850
 1,596,203  Government National Mortgage
              Association, Pool #80022, 7.125%, due
              12/20/26                                  1,604,312
 1,900,916  Government National Mortgage
              Association, Pool #80057, 6.375%, due
              04/01/27                                  1,917,293
 3,569,031  Government National Mortgage
              Association, Pool #80185, 6%, due
              04/20/28                                  3,568,674
 2,198,597  Government National Mortgage
              Association, Pool #80186, 6.375%, due
              04/20/28                                  2,205,589
 2,808,399  Government National Mortgage
              Association, Pool #80298, 6%, due
              07/20/29                                  2,749,817
 9,565,482  Government National Mortgage
              Association, Pool #80329, 6%, due
              10/20/29                                  9,517,654
 3,621,934  Government National Mortgage
              Association, Pool #80424, 5.5%, due
              07/20/30                                  3,540,158
                                                      -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (COST: $49,233,270)                      49,180,574
                                                      -----------
            TOTAL FIXED INCOME SECURITIES
              (COST: $59,057,895) (95.5%)              58,215,979
                                                      -----------

            SHORT-TERM INVESTMENTS
            ----------------------
     6,561  Investors Bank & Trust Depository
              Reserve, 5.82%, due 11/01/00                  6,561
 2,486,872  Repurchase Agreement, Lehman Brothers,
              dated 10/31/00, 6.55%, due 11/01/00
              (Collateralized by $2,629,324 current
              face Federal Home Loan Mortgage Corp.,
              Pool #2161, 6.00%, due 10/15/24,
              valued at $2,536,614)                     2,486,872
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS
              (COST: $2,493,433) (4.1%)                 2,493,433
                                                      -----------
            TOTAL INVESTMENTS (COST: $61,551,328)
              (99.6%)                                  60,709,412
            EXCESS OF OTHER ASSETS OVER LIABILITIES
              (0.4%)                                      215,337
                                                      -----------
            NET ASSETS (100.0%)                       $60,924,749
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
  * SECURITY VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S BOARD OF DIRECTORS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS
              (67.9% OF NET ASSETS)
$3,887,911  ABN Amro Mortgage Corp. (98-4-A6),
              6.75%, due 11/25/28 (TAC)               $ 3,592,467
 2,013,462  Bear Stearns Mortgage Securities, Inc.
              (97-2-A5), 6.875%, due 01/28/24           1,936,070
 1,500,000  CMC Securites Corp. III (94-A-A22),
              7.411%, due 02/25/24 (I/F)                1,020,000
 4,710,119  Countrywide Funding Corp. (93-7-A5), 7%,
              due 11/25/23 (TAC)                        4,341,684
 1,418,798  Federal Home Loan Mortgage Corp.
              (1422-SA), 6.37%, due 11/15/07 (I/F)      1,395,274
    91,887  Federal Home Loan Mortgage Corp.
              (1541-J), 6.5%, due 07/15/23                 87,520
 3,350,000  Federal Home Loan Mortgage Corp.
              (1620-SB), 7.895%, due 11/15/23 (I/F)     2,763,991
 3,357,000  Federal Home Loan Mortgage Corp.
              (1629-PB), 6%, due 05/15/23               2,985,632
 1,782,000  Federal Home Loan Mortgage Corp.
              (1662-N), 6.25%, due 01/15/09             1,684,721
   733,911  Federal Home Loan Mortgage Corp.
              (1717-MA), 6.5%, due 04/15/24               721,545
   840,583  Federal Home Loan Mortgage Corp.
              (1796-E), 6%, due 09/15/08                  804,230
   733,233  Federal Home Loan Mortgage Corp.
              (1844-E), 6.5%, due 10/15/13                708,153
 3,500,000  Federal Home Loan Mortgage Corp.
              (2020-D), 6.25%, due 01/15/27 (PAC)       3,259,270
 2,000,000  Federal Home Loan Mortgage Corp.
              (2061-TA), 5.25%, due 10/15/27 (PAC)      1,694,560
 4,000,000  Federal Home Loan Mortgage Corp.
              (2121-C), 6%, due 02/15/29 (PAC)          3,537,554
 1,000,000  Federal National Mortgage Association
              (92-215-PL), 7.25%, due 11/25/21 (PAC)    1,006,420
 2,281,101  Federal National Mortgage Association
              (93-189-S), 7.221%, due 10/25/23 (I/F)    1,649,282
 1,000,000  Federal National Mortgage Association
              (93-202-SZ), 10%, due 11/25/23
              (TAC)(I/F)                                  818,960
   174,082  Federal National Mortgage Association
              (93-223-EA), 6.5%, due 12/25/23 (PAC)       170,520
   272,471  Federal National Mortgage Association
              (93-2-B), 7.2%, due 11/25/03                272,550
 1,946,368  Federal National Mortgage Association
              (93-X-130A-NA), 6.5%, due 05/25/23        1,898,721
 3,000,000  Federal National Mortgage Association
              (94-40-SA), 6.038%, due 03/25/24 (I/F)    2,455,230
 1,353,524  Federal National Mortgage Association
              (G92-29-J), 8%, due 07/25/22              1,381,678

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS
            (CONTINUED)
$  243,910  GE Capital Mortgage Services, Inc.
              (96-12-A2), 7.25%, due 07/25/11         $   242,705
 2,905,504  Residential Accredit Loans, Inc.
              (97-QS13-A7), 7.25%, due 12/25/27         2,869,185
 2,300,000  Residential Asset Securitization Trust
              (98-A12-A16), 6.75%, due 11/25/28         2,209,797
 2,817,385  Residential Funding Mortgage Securities
              I (95-S21-A6), 7.5%, due 12/26/25         2,814,342
   154,537  Residential Funding Mortgage Securities
              I (95-S7-A9), 8%, due 05/25/10 (I/O)         23,773
                                                      -----------
            TOTAL COLLATERALIZED MORTGAGE
              OBLIGATIONS (COST: $48,256,455)          48,345,834
                                                      -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS
              (28.1%)
   406,603  Federal Home Loan Mortgage Corp., Pool
              #755183, 7.478%, due 12/01/15               414,127
   225,384  Federal Home Loan Mortgage Corp., Pool
              #846317, 7.25%, due 08/01/26                229,280
   667,097  Federal Home Loan Mortgage Corp., Pool
              #846510, 7.284%, due 04/01/25               681,386
 3,343,595  Federal Home Loan Mortgage Corp., Pool
              #846732, 6.49%, due 01/01/30              3,287,694
   850,447  Federal Housing Authority (#000-13002),
              7.125%, due 03/01/04                        827,060
 2,786,806  Federal Housing Authority (#012-11216),
              7.185%, due 03/25/29                      2,710,169
 1,822,980  Federal Housing Authority (#044-10592),
              7.625%, due 08/01/22                      1,800,193
 2,522,056  Federal Housing Authority (#112-43055),
              9.25%, due 05/25/32                       2,559,887
     9,563  Federal National Mortgage Association,
              Pool #029542, 8.75%, due 07/01/09             9,743
     3,400  Federal National Mortgage Association,
              Pool #062420, 7.5%, due 03/01/06              3,440
   513,646  Federal National Mortgage Association,
              Pool #124410, 7.08%, due 07/01/22           525,290
   177,056  Federal National Mortgage Association,
              Pool #137064, 7.38%, due 03/01/19           179,526
   424,620  Federal National Mortgage Association,
              Pool #303786, 7.5%, due 02/01/11            428,603
   236,588  Federal National Mortgage Association,
              Pool #348025, 6.7%, due 06/01/26            237,951
 3,299,671  Federal National Mortgage Association,
              Pool #519219,
              7%, due 02/01/30                          3,234,708
    17,522  Government National Mortgage
              Association, Pool #003933, 8.25%, due
              07/15/04                                     17,785
       999  Government National Mortgage
              Association, Pool #176192, 8.25%, due
              12/15/01                                      1,003

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
31

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS
            (CONTINUED)
$1,513,801  Government National Mortgage
              Association, Pool #351003, 7.5%, due
              07/15/28                                $ 1,515,224
 1,389,914  Government National Mortgage
              Association, Pool #365618, 7%, due
              10/15/33                                  1,350,065
                                                      -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (COST: $20,275,442)                      20,013,134
                                                      -----------
            U.S. TREASURY SECURITIES (0.6%)
   197,000  Certificates Accrual Treasury Strips,
              0%, due 08/15/01                            187,828
   177,000  Certificates Accrual Treasury Strips,
              0%, due 05/15/06                            128,049
   112,000  Certificates Accrual Treasury Strips,
              0%, due 08/15/08                             70,975
                                                      -----------
            TOTAL U.S. TREASURY SECURITIES (COST:
              $380,516)                                   386,852
                                                      -----------
            TOTAL FIXED INCOME SECURITIES (COST:
              $68,912,413) (96.6%)                     68,745,820
                                                      -----------

            SHORT-TERM INVESTMENTS (COST: $2,142,902) (3.0%)
            ------------------------------------------------
 2,142,902  Repurchase Agreement, Lehman Brothers, dated
              10/31/00, 6.55%, due 11/01/00 (Collateralized
              by $2,228,269 current face Federal Home Loan
              Morgage Corp., Pool # 2061, 6.25% due 10/15/20
              valued at $2,185,754)                             2,142,902
                                                              -----------
            TOTAL INVESTMENTS (COST: $71,055,315) (99.6%)      70,888,722
            EXCESS OF OTHER ASSETS OVER LIABILITIES (0.4%)        274,815
                                                              -----------
            NET ASSETS (100.0%)                               $71,163,537
                                                              ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

TCW GALILEO FUNDS, INC.

                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2000

                                                                                TCW GALILEO
                                                                   TCW GALILEO  TOTAL RETURN
                           TCW GALILEO   TCW GALILEO  TCW GALILEO   MORTGAGE-    MORTGAGE-
                              MONEY      CORE FIXED   HIGH YIELD     BACKED        BACKED
                              MARKET       INCOME        BOND      SECURITIES    SECURITIES
                               FUND         FUND         FUND         FUND          FUND
                           ------------  -----------  -----------  -----------  ------------
                                              DOLLAR AMOUNTS IN THOUSANDS
                                              (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value
    (1)                    $    247,693  $   74,198   $  210,034   $   60,709    $   70,889
  Receivables for
    Securities Sold                  --         461          899          243            37
  Receivables for Fund
    Shares Sold                   1,818          --            6           --           272
  Interest Receivable             1,677         983        5,531          379           439
                           ------------  ----------   -----------  ----------    ----------
    Total Assets                251,188      75,642      216,470       61,331        71,637
                           ------------  ----------   -----------  ----------    ----------
LIABILITIES
  Distributions Payable             375         358        1,882          302           391
  Payables for Securities
    Purchased                        --         523          888           --            --
  Payables for Fund
    Shares Redeemed              18,523           2            2           36            --
  Payables Upon Return of
    Securities Loaned
    (Note 3)                         --       1,311       17,197           --            --
  Accrued Management Fees            40          21          124           18            27
  Other Accrued Expenses             75          57           75           50            55
                           ------------  ----------   -----------  ----------    ----------
    Total Liabilities            19,013       2,272       20,168          406           473
                           ------------  ----------   -----------  ----------    ----------
NET ASSETS                 $    232,175  $   73,370   $  196,302   $   60,925    $   71,164
                           ============  ==========   ===========  ==========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital          $    232,175  $   79,087   $  240,193   $   67,392    $   73,467
  Undistributed Net
    Realized (Loss) on
    Investments and
    Foreign Currency                 --      (4,742)     (18,120)      (5,548)         (735)
  Unrealized
    (Depreciation) on
    Investments and
    Foreign Currency                 --      (1,562)     (24,771)        (842)         (166)
  Undistributed
    (Overdistributed) Net
    Investment Income                --         587       (1,000)         (77)       (1,402)
                           ------------  ----------   -----------  ----------    ----------
NET ASSETS                 $    232,175  $   73,370   $  196,302   $   60,925    $   71,164
                           ============  ==========   ===========  ==========    ==========
NET ASSETS ATTRIBUTABLE
  TO:
  Institutional Class
    Shares                 $    232,175  $   73,290   $  195,986   $   60,925    $   71,115
                           ============  ==========   ===========  ==========    ==========
  Advisory Class Shares    $         --  $       80   $      316   $       --    $       49
                           ============  ==========   ===========  ==========    ==========
CAPITAL SHARES
  OUTSTANDING:
  Institutional Class       232,175,234   7,942,451   25,056,486    6,344,523     7,839,121
                           ============  ==========   ===========  ==========    ==========
  Advisory Class                     --       8,543       40,013           --         5,249
                           ============  ==========   ===========  ==========    ==========
NET ASSET VALUE PER
  SHARE:
  Institutional Class      $       1.00  $     9.23   $     7.82   $     9.60    $     9.07
                           ============  ==========   ===========  ==========    ==========
  Advisory Class           $         --  $     9.32   $     7.90   $       --    $     9.33
                           ============  ==========   ===========  ==========    ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO MONEY MARKET FUND, THE TCW GALILEO CORE FIXED INCOME FUND, THE TCW GALILEO HIGH YIELD BOND FUND, THE TCW GALILEO MORTGAGE-BACKED SECURITIES FUND AND THE TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND AT OCTOBER 31, 2000 WAS $247,693, $75,760, $234,805, $61,551 AND $71,055, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2000

                                                                            TCW
                                                               TCW        GALILEO
                             TCW       TCW                   GALILEO    TOTAL RETURN
                           GALILEO   GALILEO       TCW      MORTGAGE-    MORTGAGE-
                            MONEY   CORE FIXED   GALILEO      BACKED       BACKED
                           MARKET     INCOME    HIGH YIELD  SECURITIES   SECURITIES
                            FUND       FUND     BOND FUND      FUND         FUND
                           -------  ----------  ----------  ----------  ------------
                                          DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Interest                 $14,621   $ 4,126     $ 22,036     $4,168       $6,052
EXPENSES:
  Management Fees              591       239        1,544        322          408
  Accounting Service Fees       64        41           52         28           33
  Administration Fees           65        27           52         23           25
  Professional Fees             58        33           45         38           44
  Transfer Agent Fees:
    Institutional Class         41        43           44         38           43
    Advisory Class              --        21           21         --           21
  Custodian Fees                15         9            5          6            5
  Directors' Fees &
    Expenses                    11        11           11         11           11
  Registration Fees:
    Institutional Class          6        20           26          3           19
    Advisory Class              --        12           11         --           11
  Distributions Fees:
    Advisory Class (Note
      6)                        --        --            9         --           --
  Other                         63        59          103         30           39
                           -------   -------     --------     ------       ------
  Total Expenses               914       515        1,923        499          659
  Less Expenses Borne by
    Investment Advisor          11        32(1)        27(1)       27          32(1)
  Less Management Fees
    Waived by Investment
    Advisor                     --        --           --         75           --
                           -------   -------     --------     ------       ------
  Net Expenses                 903       483        1,896        397          627
                           -------   -------     --------     ------       ------
  Net Investment Income     13,718     3,643       20,140      3,771        5,425
                           -------   -------     --------     ------       ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain
    (Loss) on:
    Investments                 --    (1,573)      (9,639)       (78)        (850)
    Foreign Currency            --        50           --         --           --
  Change in Unrealized
    Appreciation
    (Depreciation) on:
    Investments                 --       382      (14,183)        84        1,300
    Foreign Currency            --      (127)          --         --           --
                           -------   -------     --------     ------       ------
  Net Realized and
    Unrealized Gain
    (Loss) on Investments
    and Foreign Currency
    Transactions                --    (1,268)     (23,822)         6          450
                           -------   -------     --------     ------       ------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS          $13,718   $ 2,375     $ (3,682)    $3,777       $5,875
                           =======   =======     ========     ======       ======

(1)  RELATES TO ADVISORY CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO      TCW GALILEO CORE
                                   MONEY MARKET       FIXED INCOME
                                       FUND               FUND
                                ------------------  -----------------
                                    YEAR ENDED         YEAR ENDED
                                   OCTOBER 31,         OCTOBER 31,
                                ------------------  -----------------
                                  2000      1999     2000      1999
                                --------  --------  -------  --------
                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income         $ 13,718  $ 10,300  $ 3,643  $  4,603
  Net Realized (Loss) on
    Investments and Foreign
    Currency Transactions             --        --   (1,523)   (1,272)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions             --        --      255    (3,115)
                                --------  --------  -------  --------
  Increase in Net Assets
    Resulting from Operations     13,718    10,300    2,375       216
                                --------  --------  -------  --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class          (13,718)  (10,300)  (3,595)   (4,137)
    Advisory Class                    --        --       (5)       (2)
                                --------  --------  -------  --------
  Total Distributions to
    Shareholders                 (13,718)  (10,300)  (3,600)   (4,139)
                                --------  --------  -------  --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class            (29,125)   18,849    3,847   (88,408)
  Advisory Class                      --        --       (1)       84
                                --------  --------  -------  --------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions   (29,125)   18,849    3,846   (88,324)
                                --------  --------  -------  --------
  Increase (Decrease) in Net
    Assets                       (29,125)   18,849    2,621   (92,247)
NET ASSETS
  Beginning of Year              261,300   242,451   70,749   162,996
                                --------  --------  -------  --------
  End of Year                   $232,175  $261,300  $73,370  $ 70,749
                                ========  ========  =======  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF CHANGES IN NET ASSETS

                                                      TCW GALILEO
                                   TCW GALILEO         MORTGAGE-
                                    HIGH YIELD           BACKED
                                    BOND FUND       SECURITIES FUND
                                ------------------  ----------------
                                    YEAR ENDED         YEAR ENDED
                                   OCTOBER 31,        OCTOBER 31,
                                ------------------  ----------------
                                  2000      1999     2000     1999
                                --------  --------  -------  -------
                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income         $ 20,140  $ 17,734  $ 3,771  $ 2,525
  Net Realized (Loss) on
    Investments                   (9,639)   (5,518)     (78)      --
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                  (14,183)   (2,104)      84     (103)
                                --------  --------  -------  -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                    (3,682)   10,112    3,777    2,422
                                --------  --------  -------  -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class          (20,256)  (17,287)  (3,790)  (2,506)
    Advisory Class                  (310)       (9)      --       --
  Distributions in Excess of
    Net Investment Income:
    Institutional Class             (999)       --      (77)      --
                                --------  --------  -------  -------
  Total Distributions to
    Shareholders                 (21,565)  (17,296)  (3,867)  (2,506)
                                --------  --------  -------  -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class             32,923    29,567    7,519    9,941
  Advisory Class                     339       202       --       --
                                --------  --------  -------  -------
  Increase in Net Assets
    Resulting from Net Capital
    Share Transactions            33,262    29,769    7,519    9,941
                                --------  --------  -------  -------
  Increase in Net Assets           8,015    22,585    7,429    9,857
NET ASSETS
  Beginning of Year              188,287   165,702   53,496   43,639
                                --------  --------  -------  -------
  End of Year                   $196,302  $188,287  $60,925  $53,496
                                ========  ========  =======  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          TCW GALILEO TOTAL
                                                RETURN
                                           MORTGAGE-BACKED
                                           SECURITIES FUND
                                          ------------------
                                              YEAR ENDED
                                             OCTOBER 31,
                                          ------------------
                                            2000      1999
                                          --------  --------
                                          DOLLAR AMOUNTS IN
                                              THOUSANDS
OPERATIONS
  Net Investment Income                   $  5,425  $  6,837
  Net Realized Gain (Loss) on
    Investments                               (850)       36
  Change in Unrealized Appreciation
    (Depreciation) on Investments            1,300    (4,058)
                                          --------  --------
  Increase in Net Assets Resulting from
    Operations                               5,875     2,815
                                          --------  --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    Institutional Class                     (4,038)   (6,750)
    Advisory Class                              (3)       --
  Distributions in Excess of Net
    Investment Income:
    Institutional Class                     (1,402)   (1,384)
                                          --------  --------
  Total Distributions to Shareholders       (5,443)   (8,134)
                                          --------  --------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
  Institutional Class                      (19,592)   (5,907)
  Advisory Class                                12        37
                                          --------  --------
  (Decrease) in Net Assets Resulting
    from Net Capital Share Transactions    (19,580)   (5,870)
                                          --------  --------
  (Decrease) in Net Assets                 (19,148)  (11,189)
NET ASSETS
  Beginning of Year                         90,312   101,501
                                          --------  --------
  End of Year                             $ 71,164  $ 90,312
                                          ========  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 21 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

U.S. EQUITIES

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
CONVERTIBLE SECURITIES FUND
TCW Galileo Convertible Securities Fund             Seeks high total return from current income and
                                                    capital appreciation through investment principal-
                                                    ly in convertible securities.
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Aggressive Growth Equities Fund         Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    medium capitalization companies.
TCW Galileo Earnings Momentum Fund                  Seeks capital appreciation by investing primarily
                                                    in publicly traded equity securities of companies
                                                    experiencing or expected to experience accelerat-
                                                    ing earnings growth.
TCW Galileo Large Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization U.S. companies with above av-
                                                    erage earnings prospects.
TCW Galileo Large Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization companies.
TCW Galileo Select Equities Fund                    Emphasizes capital appreciation and preservation
                                                    with focus on long-term results.
TCW Galileo Small Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization growth companies.
TCW Galileo Small Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization value companies.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Value Opportunities Fund                Seeks capital appreciation by investing at least
                                                    65% of its total assets, under normal circum-
                                                    stances, in publicly traded equity securities
                                                    issued by small and medium companies with market
                                                    capitalization at the time of purchase between
                                                    $500 million and $5 billion.

U.S. FIXED INCOME
TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
TCW Galileo Money Market Fund                       Seeks current income, preservation of capital and
                                                    liquidity by investing in short-term money market
                                                    securities.
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation and income by invest-
                                                    ing principally in core fixed income securities
                                                    emphasizing high quality and liquid investments.
TCW Galileo High Yield Bond Fund                    Seeks high current income by investing principally
                                                    in high yield fixed income securities.
TCW Galileo Mortgage-Backed Securities Fund         Seeks income by investing primarily in short-term
                                                    mortgage-backed securities.
TCW Galileo Total Return Mortgage-Backed            Seeks income by investing primarily in long-term
  Securities Fund                                   mortgage-backed securities.

INTERNATIONAL
TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of companies in the
                                                    Asia Pacific region.
TCW Galileo Emerging Markets Equities Fund          Seeks long-term capital appreciation by investing
                                                    in equity securities of companies in emerging mar-
                                                    ket countries around the world.
TCW Galileo European Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in the securities of issuers located in
                                                    Europe.
TCW Galileo International Equities Fund             Seeks long-term capital appreciation by investing
                                                    in a mix of underlying TCW Galileo Funds.
TCW Galileo Japanese Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in Japanese equity securities.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

INTERNATIONAL (CONTINUED)

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Latin America Equities Fund             Seeks long-term capital appreciation by investing
                                                    primarily in Latin American equity securities.
NON-DIVERSIFIED FIXED INCOME FUND
TCW Galileo Emerging Markets Income Fund            Seeks high total return from capital appreciation
                                                    and current income by investing at least 65% of
                                                    its total assets in debt securities issued or
                                                    guaranteed by companies, financial institutions,
                                                    and government entities in emerging market
                                                    countries.

The TCW Galileo Small Cap Value Fund commenced operations on June 14, 2000 as a new TCW Galileo Fund. Currently, it is not being offered to the general public.

Nine funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Effective November 1, 2000, the TCW Galileo Value Opportunities Fund began offering Advisory Class shares. Also, the TCW Galileo Technology Fund commenced operations on November 1, 2000 offering Advisory Class shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. The TCW Galileo Core Fixed Income Fund and the TCW Galileo High Yield Bond Fund recognize as interest income discounts on securities purchased using a constant yield to maturity method. Original issue discount is accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized. For the TCW Galileo Mortgage-Backed Securities Fund and the TCW Galileo Total Return Mortgage-Backed Securities Fund, amortization of premiums and discounts has been elected as allowed by federal income tax regulations. Realized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of October 31, 2000.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 2000.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard/Daylight Time for the other Funds.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Distributions from the TCW Galileo Mortgage-Backed Securities Fund and the TCW Galileo Total Return Mortgage-Backed Securities Fund included a return of capital of $0.03 and $0.16 per share, respectively, for the fiscal year ended October 31, 2000.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 2000

                                                                                    SECURITIES
                                        MARKET VALUE OF                               LENDING
                                       LOANED SECURITIES     COLLATERAL VALUE         INCOME*
                                       ------------------    ----------------    -----------------
TCW Galileo Core Fixed Income Fund     $        1,278,432    $     1,310,750     $           3,260
TCW Galileo High Yield Bond Fund               16,758,853         17,197,130                16,517

  *  NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 2000 net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                                             TCW GALILEO
                                                            TCW GALILEO     TOTAL RETURN
                                TCW GALILEO  TCW GALILEO     MORTGAGE-        MORTGAGE-
                                CORE FIXED   HIGH YIELD       BACKED           BACKED
                                INCOME FUND   BOND FUND   SECURITIES FUND  SECURITIES FUND
                                -----------  -----------  ---------------  ---------------
Unrealized Appreciation           $   494     $  1,596        $   117          $ 1,845
Unrealized (Depreciation)          (2,143)     (26,603)          (959)          (2,011)
                                  -------     --------        -------          -------
Net Unrealized (Depreciation)     $(1,649)    $(25,007)       $  (842)         $  (166)
                                  =======     ========        =======          =======
Cost of Investments for
  Federal Income Tax Purposes     $75,847     $235,041        $61,653          $71,055
                                  =======     ========        =======          =======

At October 31, 2000 the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                             EXPIRING IN
                           ------------------------------------------------
                           2002   2003   2004  2005   2006    2007    2008
                           ----  ------  ----  ----  ------  ------  ------
TCW Galileo Core Fixed
  Income Fund              $641  $  644  $ --  $--   $   --  $1,259  $1,584
TCW Galileo High Yield
  Bond Fund                  --      --    --   --    2,560   5,718   9,607
TCW Galileo
  Mortgage-Backed
  Securities Fund            55   4,068   861   73      406      --     239
TCW Galileo Total Return
  Mortgage-Backed
  Securities Fund            --      --    --   --       --      --     773

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Money Market Fund                        0.25%
TCW Galileo Core Fixed Income Fund                   0.40%
TCW Galileo High Yield Bond Fund                     0.75%
TCW Galileo Mortgage-Backed Securities Fund          0.50%*
TCW Galileo Total Return Mortgage-Backed
  Securities Fund                                    0.50%

  *  CURRENTLY, THE ADVISOR IS WAIVING 0.15% OF THE ANNUAL MANAGEMENT FEE.

The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the Fund's daily net assets. The ordinary operating expenses (each share class) of the other funds are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At October 31, 2000, the expense ratios reported by Lipper Analytical Services, Inc. as they relate to the investment objective applicable to each fund were:

TCW Galileo Core Fixed Income Fund                   1.00%
TCW Galileo High Yield Bond Fund                     1.30%
TCW Galileo Mortgage-Backed Securities Fund          1.10%
TCW Galileo Total Return Mortgage-Backed
  Securities Fund                                    1.10%

Prior to January 15, 2000, the ordinary operating expenses of the TCW Galileo Mortgage-Backed Securities Fund were limited to 0.53% of daily net assets.

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services. Distribution fees for the year ended October 31, 2000 were less than $1,000 for the TCW Galileo Core Fixed Income Fund and TCW Galileo Total Return Mortgage-Backed Securities Fund and as a result, are not disclosed in the Statement of Operations.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2000 were as follows (amounts in thousands):

                                                                             TCW GALILEO
                                                            TCW GALILEO     TOTAL RETURN
                                TCW GALILEO  TCW GALILEO     MORTGAGE-        MORTGAGE-
                                CORE FIXED   HIGH YIELD       BACKED           BACKED
                                INCOME FUND   BOND FUND   SECURITIES FUND  SECURITIES FUND
                                -----------  -----------  ---------------  ---------------
Purchases at Cost                 $21,875     $147,458        $    99          $    --
                                  =======     ========        =======          =======
Sales Proceeds                    $23,157     $123,781        $ 1,399          $12,735
                                  =======     ========        =======          =======
U.S. Government Purchases at
  Cost                            $42,663     $     --        $25,213          $ 6,520
                                  =======     ========        =======          =======
U.S. Government Sales Proceeds    $37,939     $     --        $14,445          $11,921
                                  =======     ========        =======          =======

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

TCW GALILEO MONEY MARKET
FUND                                      YEAR ENDED                       YEAR ENDED
                                       OCTOBER 31, 2000                 OCTOBER 31, 1999
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                      2,690,124,882   $ 2,690,125      2,699,538,689    $ 2,699,539
Shares Issued upon
  Reinvestment of Dividends          8,868,381         8,868          7,371,745          7,372
Shares Redeemed                 (2,728,118,272)   (2,728,118)    (2,688,061,688)    (2,688,062)
                                --------------   -----------     --------------    -----------
Net Increase (Decrease)            (29,125,009)  $   (29,125)        18,848,746    $    18,849
                                ==============   ===========     ==============    ===========

TCW GALILEO CORE FIXED                    YEAR ENDED                       YEAR ENDED
INCOME FUND                            OCTOBER 31, 2000                 OCTOBER 31, 1999
INSTITUTIONAL CLASS             ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          3,161,354   $    29,393          3,702,145    $    35,593
Shares Issued upon
  Reinvestment of Dividends            232,026         2,149            326,089          3,172
Shares Redeemed                     (2,951,456)      (27,695)       (13,006,199)      (127,173)
                                --------------   -----------     --------------    -----------
Net Increase (Decrease)                441,924   $     3,847         (8,977,965)   $   (88,408)
                                ==============   ===========     ==============    ===========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO CORE FIXED                    YEAR ENDED                      PERIOD ENDED
INCOME FUND                            OCTOBER 31, 2000               OCTOBER 31, 1999 (1)
ADVISORY CLASS                  ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                                346   $         3              8,529    $        83
Shares Issued upon
  Reinvestment of Dividends                500             5                 --             --
Shares Redeemed                         (1,004)           (9)               172              1
                                --------------   -----------     --------------    -----------
Net Increase (Decrease)                   (158)  $        (1)             8,701    $        84
                                ==============   ===========     ==============    ===========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

TCW GALILEO HIGH YIELD BOND               YEAR ENDED                       YEAR ENDED
FUND                                   OCTOBER 31, 2000                 OCTOBER 31, 1999
INSTITUTIONAL CLASS             ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                         13,426,098   $   115,548         15,528,524    $   144,250
Shares Issued upon
  Reinvestment of Dividends          2,017,244        17,241          1,547,242         14,195
Shares Redeemed                    (11,639,394)      (99,866)       (13,828,336)      (128,878)
                                --------------   -----------     --------------    -----------
Net Increase                         3,803,948   $    32,923          3,247,430    $    29,567
                                ==============   ===========     ==============    ===========

TCW GALILEO HIGH YIELD BOND               YEAR ENDED                      PERIOD ENDED
FUND                                   OCTOBER 31, 2000               OCTOBER 31, 1999 (1)
ADVISORY CLASS                  ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          2,850,440   $    24,955             36,157    $       345
Shares Issued upon
  Reinvestment of Dividends             35,471           309                790              7
Shares Redeemed                     (2,867,167)      (24,925)           (15,678)          (150)
                                --------------   -----------     --------------    -----------
Net Increase                            18,744   $       339             21,269    $       202
                                ==============   ===========     ==============    ===========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

TCW GALILEO MORTGAGE-
BACKED SECURITIES FUND                    YEAR ENDED                       YEAR ENDED
                                       OCTOBER 31, 2000                 OCTOBER 31, 1999
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          4,488,267   $    43,008          1,189,983    $    11,464
Shares Issued upon
  Reinvestment of Dividends            288,686         2,761            147,725          1,418
Shares Redeemed                     (4,010,478)      (38,250)          (306,134)        (2,941)
                                --------------   -----------     --------------    -----------
Net Increase                           766,475   $     7,519          1,031,574    $     9,941
                                ==============   ===========     ==============    ===========

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2000

TCW GALILEO TOTAL RETURN                  YEAR ENDED                       YEAR ENDED
MORTGAGE-BACKED                        OCTOBER 31, 2000                 OCTOBER 31, 1999
SECURITIES FUND                 ------------------------------  --------------------------------
INSTITUTIONAL CLASS                                 AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                            106,376   $       953          1,086,156    $    10,319
Shares Issued upon
  Reinvestment of Dividends            593,059         5,250            809,473          7,598
Shares Redeemed                     (2,930,126)      (25,795)        (2,226,690)       (23,824)
                                --------------   -----------     --------------    -----------
Net (Decrease)                      (2,230,691)  $   (19,592)          (331,061)   $    (5,907)
                                ==============   ===========     ==============    ===========

TCW GALILEO TOTAL RETURN                  YEAR ENDED                      PERIOD ENDED
MORTGAGE-BACKED                        OCTOBER 31, 2000               OCTOBER 31, 1999 (1)
SECURITIES FUND                 ------------------------------  --------------------------------
ADVISORY CLASS                                      AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                              4,068   $        38              4,015    $        37
Shares Issued upon
  Reinvestment of Dividends                200             2                 16             --
Shares Redeemed                         (3,050)          (28)                --             --
                                --------------   -----------     --------------    -----------
Net Increase                             1,218   $        12              4,031    $        37
                                ==============   ===========     ==============    ===========

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.

NOTE 9 -- RESTRICTED SECURITIES

The following restricted securities held by the Funds as of October 31, 2000 were valued both at the date of acquisition and October 31, 2000 in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO CORE FIXED INCOME FUND:

PRINCIPAL                                         DATE OF
 AMOUNT    INVESTMENT                           ACQUISITION    COST
---------  -----------------------------------  -----------  --------
$ 75,000   360networks, Inc., (144A), 13%, due    04/20/00   $ 68,717
           05/01/08
  75,000   Bio-Rad Laboratories, Inc., (144A),    02/14/00     74,124
           11.625%, due 02/15/07
  75,000   Concentra Operating Corp., (144A),     08/05/99     75,000
           13%, due 08/15/09
 100,000   Consolidated Container Companies,      06/24/99     99,250
           LLC, (144A), 10.125%, due 07/15/09
  50,000   Echostar Broadband Corp., (144A),      09/15/00     50,000
           10.375%, due 10/01/07
 500,000   Exodus Communications, Inc.,           06/28/00    500,000
           (144A), 11.625%, due 07/15/10
  75,000   Lennar Corp., (144A), 9.95%, due       04/28/00     69,398
           05/01/10
 100,000   TeleCorp PCS, Inc., (144A),            07/11/00    100,000
           10.625%, due 07/15/10
  75,000   TNP Enterprises, Inc., (144A),         03/31/00     75,000
           10.25%, due 04/01/10
 250,000   U.S. Can Corp., (144A), 12.375%,       09/26/00    250,000
           due 10/01/10

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 9 -- RESTRICTED SECURITIES (CONTINUED)

The total value of restricted securities is $1,306,375, which represents 1.8% of net assets of the Fund at October 31, 2000.

TCW GALILEO HIGH YIELD BOND FUND:

PRINCIPAL
AMOUNT OR
NUMBER OF                                          DATE OF
  SHARES    INVESTMENT                           ACQUISITION     COST
----------  -----------------------------------  -----------  ----------
$1,050,000  360networks, Inc., (144A), 13%, due    04/20/00   $  989,297
            05/01/08
 1,200,000  Anchor Gaming, (144A), 9.875%, due     10/12/00    1,191,859
            10/15/08
 1,200,000  Bio-Rad Laboratories, Inc., (144A),    02/14/00    1,185,984
            11.625%, due 02/15/07
 2,000,000  Charter Communications Holdings,       02/08/00    1,975,678
            LLC, (144A), 10%, due 04/01/09
 2,250,000  Classic Cable, Inc., (144A), 10.5%,    11/09/99    2,208,468
            due 03/01/10
     3,300  Classic Communications, Inc.,          05/03/99           --
            (144A), Common Stock
 1,850,000  Concentra Operating Corp., (144A),     08/05/99    1,756,175
            13%, due 08/15/09
 1,400,000  Consolidated Container Companies,      06/24/99    1,394,375
            LLC, (144A), 10.125%, due 07/15/09
 2,400,000  Echostar Broadband Corp., (144A),      09/15/00    2,400,000
            10.375%, due 10/01/07
 3,950,000  Exodus Communications, Inc.,           06/28/00    3,950,000
            (144A), 11.625%, due 07/15/10
 1,000,000  GS Escrow Corp., (144A), 7.125%,       07/24/00      915,908
            due 08/01/05
   915,000  Huntsman Industries/Specialty          11/03/98      898,153
            Chemical Corp., (144A), 9.5%, due
            07/01/07
   800,000  Huntsman Packaging Corp., (144A),      05/25/00      778,834
            13%, due 06/01/10
   600,000  Lennar Corp., (144A), 9.95%, due       04/28/00      555,181
            05/01/10
 2,350,000  Level 3 Communications, Inc.,          02/24/00    2,350,000
            (144A), 11%, due 03/15/08
 1,600,000  Nextlink Communications, Inc.,         11/12/99      983,791
            (144A), 0%, due 12/01/09
 2,550,000  Station Casinos, Inc., (144A),         06/29/00    2,550,090
            9.875%, due 07/01/10
 2,000,000  TeleCorp PCS, Inc., (144A),            07/11/00    2,000,000
            10.625%, due 07/15/10
   425,000  TNP Enterprises, Inc., (144A),         03/31/00      425,000
            10.25%, due 04/01/10
   750,000  U.S. Can Corp., (144A), 12.375%,       09/26/00      750,000
            due 10/01/10
   905,000  Von Hoffmann Press, Inc., (144A),      06/18/99      960,698
            10.875%, due 05/15/07

The total value of restricted securities is $28,317,591, which represents 14.4% of net assets of the Fund at October 31, 2000.

TCW GALILEO MONEY MARKET FUND

                                                                          [ICON]

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                        YEAR ENDED OCTOBER 31,
                           ------------------------------------------------
                             2000      1999      1998      1997      1996
                           --------  --------  --------  --------  --------
Net Asset Value per
  Share, Beginning of
  Year                     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income        0.0579    0.0434    0.0519    0.0516    0.0509
                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income         (0.0579)  (0.0434)  (0.0519)  (0.0516)  (0.0509)
                           --------  --------  --------  --------  --------
Net Asset Value per
  Share, End of Year       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========
Total Return                   5.94%     4.85%     5.31%     5.29%     5.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $232,175  $261,300  $242,451  $222,771  $233,671
Ratio of Expenses to
  Average Net Assets           0.38%     0.38%     0.40%(1)     0.40%(1)     0.40%(1)
Ratio of Net Investment
  Income to Average Net
  Assets                       5.80%     4.76%     5.19%     5.17%     5.04%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 0.40% OF NET ASSETS AS DISCLOSED IN NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.41%, 0.40% AND 0.44% FOR THE FISCAL YEARS ENDED OCTOBER 31, 1998, 1997 AND 1996, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                      YEAR ENDED OCTOBER 31,
                           --------------------------------------------
                            2000     1999      1998     1997     1996
                           -------  -------  --------  -------  -------
Net Asset Value per
  Share, Beginning of
  Year                     $  9.42  $  9.89  $   9.62  $  9.45  $  9.61
                           -------  -------  --------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income         0.57     0.57      0.55     0.58     0.55
Net Realized and
  Unrealized Gain (Loss)
  on Investments             (0.21)   (0.50)     0.29     0.19    (0.16)
                           -------  -------  --------  -------  -------
Total from Investment
  Operations                  0.36     0.07      0.84     0.77     0.39
                           -------  -------  --------  -------  -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income          (0.55)   (0.54)    (0.57)   (0.60)   (0.55)
                           -------  -------  --------  -------  -------
Net Asset Value per
  Share, End of Year       $  9.23  $  9.42  $   9.89  $  9.62  $  9.45
                           =======  =======  ========  =======  =======
Total Return                  3.97%    0.69%     9.02%    8.45%    4.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $73,290  $70,666  $162,996  $19,368  $25,006
Ratio of Expenses to
  Average Net Assets          0.81%    0.58%(1)     0.62%    0.93%    0.76%
Ratio of Net Investment
  Income to Average Net
  Assets                      6.10%    5.83%     5.60%    6.13%    5.85%
Portfolio Turnover Rate     107.59%  136.63%   272.77%  142.96%  238.73%

(1) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTEND NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.72% FOR THE YEAR ENDED OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           MARCH 1, 1999
                                                         (COMMENCEMENT OF
                                          YEAR ENDED   OFFERING OF ADVISORY
                                          OCTOBER 31,  CLASS SHARES) THROUGH
                                             2000        OCTOBER 31, 1999
                                          -----------  ---------------------
Net Asset Value per Share, Beginning of
  Period                                    $  9.51           $  9.74
                                            -------           -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                          0.55              0.37
Net Realized and Unrealized (Loss) on
  Investments                                 (0.21)            (0.35)
                                            -------           -------
Total from Investment Operations               0.34              0.02
                                            -------           -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income      (0.53)            (0.25)
                                            -------           -------
Net Asset Value per Share, End of Period    $  9.32           $  9.51
                                            =======           =======
Total Return                                   3.71%             0.17% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)    $    80           $    83
Ratio of Expenses to Average Net Assets        1.13%(3)           1.00% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                           5.90%             5.68% (2)
Portfolio Turnover Rate                      107.59%           136.63% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 40.33% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 134.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) TO OCTOBER 31, 1999, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                        YEAR ENDED OCTOBER 31,
                           ------------------------------------------------
                             2000      1999      1998      1997      1996
                           --------  --------  --------  --------  --------
Net Asset Value per
  Share, Beginning of
  Year                     $   8.85  $   9.20  $  10.11  $   9.77  $   9.74
                           --------  --------  --------  --------  --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income          0.84      0.80      0.88      0.91      0.89
Net Realized and
  Unrealized Gain (Loss)
  on Investments              (0.97)    (0.37)    (0.74)     0.34      0.03
                           --------  --------  --------  --------  --------
Total from Investment
  Operations                  (0.13)     0.43      0.14      1.25      0.92
                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income           (0.86)    (0.78)    (0.89)    (0.91)    (0.89)
Distributions in Excess
  of Net Investment
  Income                      (0.04)       --     (0.01)       --        --
Distributions from Net
  Realized Gain                  --        --     (0.15)       --        --
                           --------  --------  --------  --------  --------
    Total Distributions       (0.90)    (0.78)    (1.05)    (0.91)    (0.89)
                           --------  --------  --------  --------  --------
Net Asset Value per
  Share, End of Year       $   7.82  $   8.85  $   9.20  $  10.11  $   9.77
                           ========  ========  ========  ========  ========
Total Return                  (1.77)%     4.60%     1.18%    13.26%     9.92%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $195,986  $188,098  $165,702  $208,761  $183,815
Ratio of Expenses to
  Average Net Assets           0.91%     0.90%     0.85%     0.83%     0.90%
Ratio of Net Investment
  Income to Average Net
  Assets                       9.80%     8.60%     8.89%     9.10%     9.21%
Portfolio Turnover Rate       64.29%   128.15%    92.24%   109.45%    82.56%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                           MARCH 1, 1999
                                                         (COMMENCEMENT OF
                                          YEAR ENDED   OFFERING OF ADVISORY
                                          OCTOBER 31,  CLASS SHARES) THROUGH
                                             2000        OCTOBER 31, 1999
                                          -----------  ---------------------
Net Asset Value per Share, Beginning of
  Period                                    $  8.91           $  9.39
                                            -------           -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                          0.78              0.55
Net Realized and Unrealized (Loss) on
  Investments                                 (0.93)            (0.57)
                                            -------           -------
Total from Investment Operations              (0.15)            (0.02)
                                            -------           -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income      (0.86)            (0.46)
                                            -------           -------
Net Asset Value per Share, End of Period    $  7.90           $  8.91
                                            =======           =======
Total Return                                  (1.86)%           (0.24)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)    $   316           $   189
Ratio of Expenses to Average Net Assets        1.27%(3)           1.30% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                           8.91%             8.78% (2)(3)
Portfolio Turnover Rate                       64.29%           128.15% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.05% FOR YEAR ENDED OCTOBER 31, 2000 AND 47.83% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) TO OCTOBER 31, 1999, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                     YEAR ENDED OCTOBER 31,
                           -------------------------------------------
                            2000     1999     1998     1997     1996
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, Beginning of
  Year                     $  9.59  $  9.60  $  9.70  $  9.67  $  9.58
                           -------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income         0.60     0.59     0.35     0.58     0.51
Net Realized and
  Unrealized Gain (Loss)
  on Investments             (0.02)   (0.09)    0.10     0.05     0.22
                           -------  -------  -------  -------  -------
Total from Investment
  Operations                  0.58     0.50     0.45     0.63     0.73
                           -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income          (0.42)   (0.51)   (0.11)   (0.38)   (0.46)
Distributions in Excess
  of Net Investment
  Income                     (0.15)      --       --    (0.22)   (0.18)
Distributions from
  Paid-in-Capital               --       --    (0.44)      --       --
                           -------  -------  -------  -------  -------
Total Distributions          (0.57)   (0.51)   (0.55)   (0.60)   (0.64)
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, End of Year       $  9.60  $  9.59  $  9.60  $  9.70  $  9.67
                           =======  =======  =======  =======  =======
Total Return                  6.21%    5.36%    4.73%    6.71%    7.86%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $60,925  $53,496  $43,639  $53,307  $61,835
Ratio of Net Expenses to
  Average Net Assets          0.62%(1)    0.75%(1)    0.83%    0.77%    0.69%
Ratio of Net Investment
  Income to Average Net
  Assets                      6.26%    6.10%    3.61%    6.00%    5.34%
Portfolio Turnover Rate      27.97%   53.48%   68.40%  109.91%   54.10%

(1) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.77% AND 0.80% FOR THE YEARS ENDED OCTOBER 31, 2000 AND 1999, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND

                                                                          [ICON]

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                      YEAR ENDED OCTOBER 31,
                           ---------------------------------------------
                            2000     1999      1998     1997      1996
                           -------  -------  --------  -------  --------
Net Asset Value per
  Share, Beginning of
  Year                     $  8.96  $  9.76  $   9.91  $  9.56  $   9.56
                           -------  -------  --------  -------  --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income         0.59     0.62      0.84     0.75      0.68
Net Realized and
  Unrealized Gain (Loss)
  on Investments              0.12    (0.60)    (0.07)    0.32      0.02
                           -------  -------  --------  -------  --------
Total from Investment
  Operations                  0.71     0.02      0.77     1.07      0.70
                           -------  -------  --------  -------  --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income          (0.45)   (0.62)    (0.86)   (0.72)    (0.68)
Distributions in Excess
  of Net Investment
  Income                     (0.15)   (0.20)    (0.01)      --     (0.02)
Distributions from Net
  Realized Gain                 --       --     (0.05)      --        --
                           -------  -------  --------  -------  --------
Total Distributions          (0.60)   (0.82)    (0.92)   (0.72)    (0.70)
                           -------  -------  --------  -------  --------
Net Asset Value per
  Share, End of Year       $  9.07  $  8.96  $   9.76  $  9.91  $   9.56
                           =======  =======  ========  =======  ========
Total Return                  8.32%    0.20%     8.20%   11.66%     7.69%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $71,115  $90,275  $101,501  $81,442  $112,260
Ratio of Expenses to
  Average Net Assets          0.77%    0.69%     0.70%    0.67%     0.68%
Ratio of Net Investment
  Income to Average Net
  Assets                      6.63%    6.62%     8.52%    7.77%     7.15%
Portfolio Turnover Rate       8.44%   28.07%    27.95%   16.01%    39.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                           MARCH 1, 1999
                                                         (COMMENCEMENT OF
                                          YEAR ENDED   OFFERING OF ADVISORY
                                          OCTOBER 31,  CLASS SHARES) THROUGH
                                             2000        OCTOBER 31, 1999
                                          -----------  ---------------------
Net Asset Value per Share, Beginning of
  Period                                    $ 9.23            $ 9.40
                                            ------            ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                         0.58              0.43
Net Realized and Unrealized Gain (Loss)
  on Investments                              0.12             (0.49)
                                            ------            ------
Total from Investment Operations              0.70             (0.06)
                                            ------            ------
LESS DESTRIBUTIONS:
Distributions from Net Investment Income     (0.60)            (0.11)
                                            ------            ------
Net Asset Value per Share, End of Period    $ 9.33            $ 9.23
                                            ======            ======
Total Return                                  8.09%            (0.69)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)    $   49            $   37
Ratio of Expenses to Average Net Assets       1.02% (3)          1.02% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                          6.38%             7.00% (2)
Portfolio Turnover Rate                       8.44%            28.07% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 89.63% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 722.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) TO OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.

                                                                          [ICON]

--------------------------------------------------------------------------------
U.S. FIXED INCOME
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Money Market Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Mortgage Backed Securities Fund, and TCW Galileo Total Return Mortgage Backed Securities Fund (the "Galileo U.S. Fixed Income Funds") (five of twenty-one funds comprising TCW Galileo Funds, Inc.) as of October 31, 2000 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods ended October 31, 2000 and 1999, and the financial highlights for each of the respective periods in the periods ended October 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodians and brokers. Where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Galileo U.S. Fixed Income Funds as of October 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

December 20, 2000
Los Angeles, California

TCW GALILEO FUNDS
OCTOBER 31, 2000


SHAREHOLDER INFORMATION


DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Alvin R. Albe, Jr.
Director and President

John C. Argue
Director

Norman Barker, Jr.
Director

Richard W. Call
Director

Matthew K. Fong
Director

Thomas E. Larkin, Jr.
Director

Charles W. Baldiswieier
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Jeffrey V. Peterson
Senior Vice President

Robert S. Sant
Senior Vice President

Philip K. Holl
Secretary

Hilary G. D. Lord
Assistant Secretary

Peter C. DiBora
Treasurer


INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

                                                           USFIAR103100